ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2021 (Unaudited)

The unaudited consolidated schedule of investments of Partners Group Private Equity (Master Fund), LLC (the “Fund”), a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company, as of June 30, 2021 is set forth below:

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

2.04%
4.14%
0.15%
14.65%
10.37%
68.65%
Common Stocks
Asset-Backed Securities
Direct Investments
Secondary Investments
Primary Investments
Other Assets in Excess of Liabilities

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments — June 30, 2021 (Unaudited)

	Industry	Acquisition Date	Shares	Fair Value
Common Stocks (2.04%)
Asia - Pacific (0.02%)
APA Group	Utilities	02/11/16	264,773	$1,768,794
Total Asia - Pacific (0.02%)				1,768,794
North America (1.02%)
American Tower Corp.	Communication	05/29/20	21,933	5,928,051
American Water Works Co., Inc.	Utilities	02/10/16	42,619	6,568,440
Ares Capital Corp.	Diversified Financial Services	02/10/16	284,324	5,569,907
Ares Management Corp.	Diversified Financial Services	06/28/19	60,481	3,842,963
Atmos Energy Corp.	Utilities	02/10/16	71,898	6,907,241
Bill.Com Holdings, Inc.	Software	06/10/21	2,148	393,342
Blackstone Group, Inc.	Diversified Financial Services	07/12/19	42,020	4,082,243
Canadian National Railway Co.	Transportation	05/14/19	36,291	3,825,727
CMS Energy Corp.	Utilities	11/01/19	45,505	2,688,435
Crown Castle International Corp.	Communication	02/10/16	31,741	6,192,669
Enbridge, Inc.	Utilities	02/10/16	55,486	2,222,795
Equinix Inc	Diversified Financial Services	07/31/20	5,388	4,324,570
Fortis Inc.	Utilities	12/18/17	99,204	4,392,155
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	113,782	3,411,213
KKR & Co., Inc.	Diversified Financial Services	02/10/16	59,372	3,516,604
Oaktree Specialty Lending	Diversified Financial Services	04/07/21	356,943	2,384,379
ONE Gas Inc	Utilities	09/04/20	12,615	934,898
Onex Corporation	Diversified Financial Services	02/10/16	33,680	2,436,401
Republic Services Inc.	Commercial & Professional Services	08/28/17	52,023	5,723,050
Roblox Corp.	Software	03/29/21	18,862	1,696,826
Solar Capital Ltd	Diversified Financial Services	08/28/17	123,969	2,310,782
TC Energy Corp.	Utilities	11/01/19	45,416	2,248,663
Union Pacific Corp.	Transportation	06/24/16	17,379	3,821,121
Waste Management Inc	Utilities	07/02/20	26,716	3,742,912
ZoomInfo Technologies, Inc.	Software	06/05/21	5,273	274,723
Total North America (1.02%)				89,440,110
Western Europe (1.00%)
3i Group Plc	Diversified Financial Services	10/01/20	175,294	2,840,799
Ackermans & van Haaren N.V.	Industrial Services	06/28/19	6,427	1,084,307
Aena SA	Transportation	12/21/18	34,249	5,611,707
Apax Global Alpha Ltd	Diversified Financial Services	01/19/21	485,904	1,305,035
BBGI SICAV S.A.	Diversified Financial Services	03/21/19	2,135,283	5,174,406
Cellnex Telecom SA	Communication	05/15/19	137,284	8,743,694
EQT AB	Diversified Financial Services	04/06/20	71,206	2,596,629
Gimv N.V.	Diversified Financial Services	02/10/16	76,110	4,872,754
HBM Healthcare Investments AG	Diversified Financial Services	04/07/20	4,834	1,851,086
HgCapital Trust PLC	Diversified Financial Services	02/12/16	1,476,617	7,221,819
HICL Infrastructure Co Ltd	Diversified Financial Services	03/24/16	1,733,870	3,971,701
ICG Graphite Enterprise Trust PLC	Diversified Financial Services	06/28/19	119,861	1,742,084
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	98,453	2,887,716
Investment AB Kinnevik	Diversified Financial Services	06/07/21	98,754	3,981,071
Investor AB	Diversified Financial Services	08/28/17	160,160	3,703,892
Italgas SpA	Utilities	05/29/20	239,023	1,564,292
National Grid PLC	Utilities	02/10/16	378,176	4,810,993
NB Private Equity Partners Ltd	Diversified Financial Services	11/06/19	137,871	2,657,190
Orsted AS	Utilities	06/15/21	8,156	1,139,394

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2021 (Unaudited) (continued)

Public Investments (continued)
Common Stocks (continued) Western Europe (continued)	Industry	Acquisition Date	Shares	Fair Value
Pantheon International Participations Plc	Diversified Financial Services	11/04/19	48,033	$1,791,756
Sofina SA	Diversified Financial Services	01/10/18	8,735	3,767,599
Spotify Technology SA	Software	03/01/21	2,727	751,534
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	663,107	4,937,218
Vinci SA	Transportation	02/10/16	73,984	7,892,649
Wendel SA	Diversified Financial Services	12/21/18	9,017	1,212,311
Total Western Europe (1.00%)				88,113,636
Total Common Stocks (Cost $131,718,705)(2.04%)				$179,322,540
Asset-Backed Securities (0.15%)

Asset-Backed Securities (0.15%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value
North America (0.06%)
Neuberger Berman CLO XXI Ltd ***	3.30% + L^^	04/02/21	04/20/34	Series 2016-21A, Class DR2	$500,000	$502,643
Neuberger Berman CLO XXI Ltd ***	6.46% + L^^	04/02/21	04/20/34	Series 2016-21A, Class ER2	1,000,000	990,114
Symphony CLO XXV Ltd. ***	3.60% + L^^	03/12/21	04/19/34	Series 2021-25A, Class D	1,000,000	1,015,647
Symphony CLO XXV Ltd. ***	6.50% + L^^	03/12/21	04/19/34	Series 2021-25A, Class E	500,000	508,735
Tallman Park CLO Ltd ***	6.35% + L^^	04/09/21	04/20/34	Series 2021-1A, Class E	1,500,000	1,508,945
Wellman Park CLO Ltd ***	6.25% + L^^	05/10/21	07/15/34	Series 2021-1A, Class E	1,000,000	1,000,000
Total North America (0.06%)						5,526,084
Western Europe (0.09%)
Aurium CLO V Designated Activity Co. ***	3.50% + E##	03/08/21	04/17/34	Series 5A, Class DR	1,000,000	1,204,690
Aurium CLO V Designated Activity Co. ***	6.16% + E##	03/08/21	04/17/34	Series 5A, Class ER	1,500,000	1,816,497
Carlyle Euro CLO 2021 ***	6.12% + E##	04/23/21	01/15/34	Series 2021-1A, Class D	400,947	391,616
Carysfort Park CLO ***	6.14% + E##	03/12/21	07/28/34	Series 2021 1A D	500,000	603,511
Elm Park CLO ***	6.16% + E##	03/26/21	04/15/34	Series 1A DRR	666,000	790,009
Elm Park CLO ***	3.50% + E##	03/26/21	04/15/34	Series 1A CRR	1,000,000	1,200,291
Madison Park EUR Funding XVI DAC ***	6.02% + E##	04/15/21	05/25/34	Series 16A, Class E	1,682,777	1,643,653
Total Western Europe (0.09%)						7,650,267
Total Asset-Backed Securities (Cost $12,995,977)(0.15%)						$13,176,351

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2021 (Unaudited) (continued)

Private Equity Investments (93.67%)
Direct Investments * (68.65%) Direct Equity (57.86%)	Investment Type	Acquisition Date	Shares	Fair Value**
Asia - Pacific (5.21%)
AAVAS Financiers Limited +, a, b	Common equity	06/23/16	4,932,728	$158,072,931
Argan Mauritius Limited +, a	Common equity	05/09/16	106,215	25,229,260
Continuity CNC Capital Ltd. +, a	Common equity	03/03/18	102,112	17,866,138
Continuity CNC Capital Ltd. +, a, c	Member interest	03/03/18	—	27,901,822
HT Global Co-Investment, L.P.2 +, a, c	Limited partnership interest	12/31/20	—	34,793,468
Huntress Co-Investment L.P., 1 +, a, b, c	Limited partnership interest	04/08/16	—	45,674,447
KKR Pebble Co-Invest L.P. +, a, c	Limited partnership interest	05/13/21	—	22,700,000
Kowloon Co-Investment, L.P. +, a, c	Limited partnership interest	11/04/15	—	5,241,621
Murra Warra Asset Hold Trust +, a, b	Common equity	09/10/18	13,186,543	24,179,026
Murra Warra II Asset Hold Trust +, a, b	Common equity	07/30/20	5,402,025	5,268,508
Murra Warra II Project Hold Trust +, a, b	Common equity	07/30/20	10	1,317,127
Murra Warra Project Hold Trust +, a, b	Common equity	09/10/18	429,366	6,044,757
Partners Terra Pte. Ltd. +, a, b	Common equity	05/14/21	1,683,000	1,652,853
PG Esmeralda Pte. Ltd. +, a, b	Common equity	03/03/21	5,433,284	5,411,626
PG Esmeralda Pte. Ltd. +, a, b	Preferred equity	03/03/21	488,996	48,704,687
The Baring Asia Private Equity Fund VI Co-Investment L.P. +, a, c	Limited partnership interest	12/30/16	—	3,376,959
TPG Upswing Co-Invest, L.P. +, a, c	Limited partnership interest	01/10/19	—	24,752,948
Total Asia - Pacific (5.21%)				458,188,178
North America (30.77%)
Affordable Care Holding Corp. +, a	Common equity	10/22/15	101,176	38,183,684
AP VIII Prime Security Services Holdings, L.P. +, a, c	Limited partnership interest	05/02/16	—	16,954,783
Apollo Co-Investors (MHE), L.P. +, a, c	Limited partnership interest	05/21/13	—	14,667,717
AqGen Island Intermediate Holdings II, Inc. +, a	Common equity	12/03/15	1,220	4,436,123
AqGen Island Intermediate Holdings II, Inc. +, a	Preferred equity	03/27/19	3,621	17,341,874
Astorg VII Co-Invest ERT +, a, c	Limited partnership interest	01/31/20	—	58,179,448
BCPE Hercules Holdings, LP +, a, c	Limited partnership interest	07/30/18	—	33,438,217
BI Gen Holdings, Inc. +, a	Common equity	09/05/18	14,561	240,900
Burger Bossco Holdings, Inc. +, a	Preferred equity	12/31/20	300	250,788
Burger Bossco Holdings, Inc. +, a	Common equity	12/31/20	145	3
CapitalSpring Finance Company, LLC +, a	Common equity	10/03/14	3,020,546	6,959,981
CB Poly Holdings, LLC +, a	Preferred equity	08/16/16	171,270	19,745,294
CB Titan MidCo Holdings, Inc. +, a	Common equity	05/01/17	56,634	53,756
CBI Parent, L.P. +, a, b	Common equity	01/06/21	1,145,918	114,591,806
CD&R [Mercury] Co-Investor, L.P. +, a, c	Limited partnership interest	10/14/20	—	153,598,972
Confluent Health, LLC +, a, b	Common equity	05/30/19	27,260	52,268,040
ConvergeOne Investment L.P. +, a	Common equity	07/03/19	3,120	3,296,174
Cure Acquisition, Inc +, a	Common equity	05/13/21	263,891	4,036,209
ECP Parent, LLC +, a, b	Common equity	02/18/20	100,000,000	128,850,892
Elgin Co-Investment, L.P.2 +, a, c, d	Limited partnership interest	11/28/16	—	34,887,917
EnfraGen LLC +, a, b	Common equity	09/17/19	37,786	54,986,784
EQT Infrastructure IV Co-Investment (B) SCSp +, a, c	Limited partnership interest	03/09/20	—	113,743,081
EQT VIII Co-Investment (C) SCSp +, a, c	Limited partnership interest	01/28/19	—	60,949,928
EXW Coinvest L.P. +, a, c	Limited partnership interest	06/22/16	—	78,081,218
GlobalLogic Worldwide Holdings, Inc. +, a, b	Common equity	08/01/18	701,927	398,744,980
Healthgrades, Inc. +, a	Common equity	01/04/19	1,616	195,797
Idera Parent LP +, a, b, c	Limited partnership interest	03/02/21	—	183,294,974
KDOR Merger Sub Inc. +, a	Common equity	05/11/18	366	1

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued)
Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
KENE Holdings, L.P. +, a, c	Limited partnership interest	08/08/19	—	$248,599
KKR Enterprise Co-Invest AIV A L.P. +, a, c	Limited partnership interest	07/31/20	—	1,571,304
KKR Enterprise Co-Invest L.P. +, a	Common equity	10/09/18	9,684	1
KSLB Holdings, LLC +, a	Common equity	07/30/18	252,000	335,202
LTF Holdings, Inc. +, a	Common equity	01/06/20	3,132,000	59,424,241
LTF Holdings, Inc. +, a	Preferred equity	01/22/21	244,856	2,995,392
Matterhorn Topco, L.P. +, a	Common equity	05/19/21	88,040	8,804,000
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	342	482,318
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	33,900	261,980
MHS Blocker Purchaser L.P. +, a, b, c	Limited partnership interest	03/10/17	—	57,548,595
NDES Holdings, LLC +, a	Preferred equity	09/19/11	500,000	4,841,675
NTS Holding Corporation, Inc. +, a	Common equity	11/21/13	2,740	2,116,470
NTS Holding Corporation, Inc. +, a	Preferred equity	11/28/16	70	473,334
OHCP IV SF COI, L.P. +, a, b, c	Limited partnership interest	01/31/18	—	37,332,586
OMNIA Coinvest LP +, a, c	Limited partnership interest	10/23/20	—	17,204,013
Onecall Holdings, L.P. +, a, b, c	Limited partnership interest	11/29/17	—	137,226,131
Onex Fox, L.P. +, a, c	Limited partnership interest	04/25/19	—	56,546,289
Patriot SPV, L.P. +, a, c	Limited partnership interest	03/18/21	—	41,075,873
PG BRPC Investment, LLC +, a, b	Common equity	08/01/19	32,079	66,751,281
PG Delta HoldCo, LLC +, a, b	Common equity	06/24/21	14,065	14,894,073
Polaris Investment Holdings, L.P +, a, c	Limited partnership interest	06/07/16	—	20,062,102
Safari Co-Investment L.P. +, a, c	Limited partnership interest	03/14/18	—	8,709,189
Shermco Intermediate Holdings, Inc. +, a	Common equity	06/05/18	1,153	1,112,662
Shingle Coinvest LP +, a, c	Limited partnership interest	05/29/18	—	120,526,710
SIH RP HoldCo LP +, a	Common equity	09/10/19	5,995,126	63,179,119
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. +, a, c	Limited partnership interest	05/14/12	—	65,095
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c, d	Limited partnership interest	08/18/17	—	29,948,805
SnackTime PG Holdings, Inc. +, a, b	Common equity	05/23/18	12	78,048,684
SnackTime PG Holdings, Inc. +, a, b, c	Member interest	05/23/18	—	18,297,523
Specialty Pharma Holdings LP +, a, b, c	Limited partnership interest	04/01/21	—	90,460,835
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	8,105,635
VEPF VII Co-Invest 2-A, LP +, a, c	Limited partnership interest	04/06/21	—	45,760,200
Vistria Catapult Holdings, LLC +, a	Preferred equity	09/30/19	19,140	51,306,731
WHCG Purchaser, LP +, a, b, c	Limited partnership interest	06/22/21	—	68,399,200
Woof Parent L.P. +, a	Common equity	12/21/20	1,441	1,567,229
	Total North America (30.77%)			2,707,662,417
Rest of World (1.77%)
Carlyle Retail Turkey Partners, L.P. +, a, c	Limited partnership interest	07/11/13	—	5,175,687
Heket Holdings S.à.r.l. +, a	Preferred equity	09/25/19	11,988,920	22,393,425
Heket Holdings S.à.r.l. +, a	Common equity	09/25/19	271,743	127,807,065
Total Rest of World (1.77%)				155,376,177
South America (0.26%)
Centauro Co-Investment Fund, L.P. +, a, c, d	Limited partnership interest	11/28/13	—	15,587,932
GTS II Cayman Corporation +, a	Common equity	07/24/13	2,824	7,702,517
	Total South America (0.26%)			23,290,449
Western Europe (19.85%)
Aston Lux Acquisitions S.à.r.l +, a, c	Limited partnership interest	11/28/19	—	4,422,299
Aston Lux Acquisitions S.àr.l +, a	Common equity	01/11/21	218,625	302,984
Astorg Co-Invest SGG, FCPI +, a, b, c	Limited partnership interest	02/10/16	—	73,370,198
Camelia Investment 1 Limited +, a, b	Preferred equity	10/12/17	6,768,617,529	133,388,620
Camelia Investment 1 Limited +, a, b	Common equity	10/12/17	86,824	61,827,095

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued)
Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Capri Acquisitions Topco Limited +, a	Common equity	11/01/17	8,345,985	$206,488,039
Ceramtec Co-Investment (1) L.P. +, a, c	Limited partnership interest	02/20/18	—	40,690,193
Ciddan S.a.r.l. +, a	Preferred equity	09/15/17	23,249,522	30,613,739
Ciddan S.a.r.l. +, a	Common equity	09/15/17	12,263,242	74,124,005
EQT Jaguar Co-Investment SCSp +, a, b, c	Limited partnership interest	11/30/18	—	95,786,462
EQT VIII Co-Investment (D) SCSp +, a, c	Limited partnership interest	10/01/19	—	137,053,839
Fides S.p.A +, a	Common equity	12/15/16	1,096,526	1,908,526
Frontmatec Holding III ApS +, a	Common equity	09/23/16	248,257,489	29,924,134
Global Blue Group Holding AG +, a	Common equity	09/11/20	97,520	965,448
Global Blue Holding LP +, a, c	Limited partnership interest	07/31/12	—	15,487,348
KKR Matterhorn Co-Invest L.P. +, a, c	Limited partnership interest	11/02/12	—	2,579,657
KKR Traviata Co-invest L.P. +, a, c	Limited partnership interest	12/18/19	—	104,839,476
Luxembourg Investment Company 261 S.à.r.l. +, a	Common equity	07/31/18	1,481	64,175,519
Luxembourg Investment Company 261 S.à.r.l. +, a, c	Member interest	07/31/18	—	58,626,968
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Preferred equity	08/22/19	7,865,820	21,836,917
Luxembourg Investment Company 285 S.à.r.l. +, a, b, c	Member interest	08/22/19	—	20,365,477
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Common equity	08/22/19	6,999,953	33,032,485
Luxembourg Investment Company 293 S.à.r.l. +, a, b	Common equity	06/26/19	9,789,622	32,546,951
Luxembourg Investment Company 293 S.à.r.l. +, a, b, c	Member interest	06/26/19	—	5,803,181
Luxembourg Investment Company 314 S.à.r.l. +, a, b	Common equity	08/22/19	192,000	1
Luxembourg Investment Company 430 S.à r.l. +, a, b	Common equity	05/10/21	51,949,104	14,647,597
Luxembourg Investment Company 430 S.à r.l. +, a, b, c	Member interest	05/10/21	—	62,341,637
Mauritius (Luxemburg) Investments Sarl +, a, c	Member interest	11/01/17	—	947,722
Mauritius (Luxemburg) Investments Sarl +, a	Common equity	11/01/17	1,237	1
May Co-Investment S.C.A. +, a, b	Common equity	11/09/20	1,059,375	47,972,050
Nerve Co-Invest SCSp +, a, c	Limited partnership interest	01/27/21	—	37,363,728
OT Luxco 3 & Cy S.C.A. +, a	Warrants	12/01/17	—	1,370,035
PG Lion Management Warehouse S.C.S +, a, b, c	Limited partnership interest	08/22/19	—	2,013,692
PG TLP S.à r.l. +, a, b, c	Member interest	04/14/21	—	5,286,656
PG TLP S.à r.l. +, a, b	Common equity	04/14/21	6,377,426	95,017,128
Polyusus Lux XVI S.a.r.l. +, a, b	Common equity	05/23/18	44,442,345	85,997
Polyusus Lux XVI S.a.r.l. +, a, b	Preferred equity	05/23/18	244,659,996	21,432,988
Real Hero Topco, L.P. +, a, c	Limited partnership interest	04/01/21	—	13,722,831
Root JVCo S.à r.l. +, a, b, c	Member interest	09/29/20	—	38,296,887
Root JVCo S.à r.l. +, a, b	Common equity	09/29/20	1,969,352	14,743,797
Root JVCo S.à r.l. +, a, b	Preferred equity	09/29/20	6,731,408	28,643,693
S.TOUS, S.L +, a	Common equity	10/06/15	622	18,144,580
Stark Perseus Investment +, a	Common equity	02/26/21	963,052	1,602,453
Stark Perseus Topco +, a, c	Member interest	02/26/21	—	12,265,680
Stark Perseus Topco +, a	Common equity	02/26/21	26,921,454	37,389,287
Surfaces SLP (SCSp) +, a, b, c	Limited partnership interest	10/01/20	—	43,150,690
Total Western Europe (19.85%)				1,746,598,690
Total Direct Equity (57.86%)				$5,091,115,911

Direct Debt (10.79%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asia - Pacific (0.40%)
Casmar (Australia) PTY Ltd. +, a	Cash 5.50% + L (1.00% Floor)^^	04/11/17	12/20/23	Senior	$6,838,918	$6,928,767
Casmar (Australia) PTY Ltd. +, a	Cash 9.25% + BBSY (1.00% Floor)†††	12/20/16	12/20/24	Second Lien	12,811,375	13,691,099
Healing Quest +, a	PIK 14.50%	01/31/18	01/31/23	Mezzanine	8,351,682	8,903,254

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Snacking Investments BidCo Pty Limited +, a	Cash 4.00% + L (1.00% Floor)^	01/15/20	12/18/26	Senior	$1,283,750	$1,290,971
Stiphout Finance, LLC +, a	Cash 3.00% + L (1.00% Floor)^	10/30/15	10/26/22	Senior	4,754,376	4,802,126
Total Asia - Pacific (0.40%)						35,616,217
North America (7.26%)
8th Avenue Food & Provisions, Inc. +, a	Cash 3.50% + L^	11/13/18	10/01/25	Senior	$1,462,500	$1,459,531
Acrisure LLC +, a	Cash 3.50% + L^^	03/27/20	02/15/27	Senior	1,882,220	1,864,772
ADMI Corp. +, a, e	Cash 3.50% + L (0.50% Floor)^^	06/22/21	12/23/27	Senior	1,400,000	1,400,014
Affordable Care Holding Corp. +, a	Cash 9.50% + L (1.00% Floor)^^	10/22/15	04/22/23	Second Lien	17,063,327	17,653,479
AI Alpine AT BidCo GmBH +, a	Cash 3.25% + E###	11/30/18	10/31/25	Senior	1,415,436	1,458,387
AI Aqua Merger Sub, Inc. +, a, e	Cash 4.00% + L (0.50% Floor)^^	06/17/21	06/16/28	Senior	5,000,000	5,018,750
AIT Buyer, LLC +, a	Cash 7.75% + L (0.75% Floor)^^	04/06/21	03/30/29	Second Lien	6,860,000	6,748,868
AIT Worldwide Logistics, Inc. +, a	Cash 4.75% + L (0.75% Floor)^^	04/19/21	03/31/28	Senior	2,600,000	2,603,250
Aldevron, L.L.C. +, a	Cash 4.25% + L (1.00% Floor)^	12/12/19	10/12/26	Senior	1,185,000	1,186,855
Alliant Holdings Intermediate, LLC +, a	Cash 3.25% + L^	06/03/19	05/09/25	Senior	1,274,000	1,262,298
Altra Industrial Motion Corp. +, a	Cash 2.00% + L^^	11/21/18	10/01/25	Senior	950,746	947,419
Applovin Corporation +, a	Cash 3.25% + L^^	03/24/21	08/15/25	Senior	994,898	994,759
AQA Acquisition Holding, Inc. +, a	Cash 4.25% + L (0.50% Floor)^^	03/18/21	03/03/28	Senior	1,100,000	1,105,671
AqGen Ascensus, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^	03/27/19	12/03/27	Second Lien	68,681,600	69,361,548
AthenaHealth, Inc. +, a	Cash 4.25% + L^^	03/13/19	02/11/26	Senior	3,148,359	3,164,101
Avantor, Inc. +, a	Cash 2.00% + L (1.00% Floor)^	12/22/17	11/21/24	Senior	2,384,656	2,603,618
Banff Merger Sub Inc. +, a	Cash 3.75% + L^	10/18/18	10/02/25	Senior	1,344,700	1,338,877
Barracuda Networks, Inc. +, a	Cash 6.75% + L (0.75% Floor)^^	11/06/20	10/22/28	Second Lien	1,000,000	1,021,565
Bella Holding Company, LLC +, a	Cash 3.75% + L (0.75% Floor)^^	05/13/21	04/01/28	Senior	3,600,000	3,606,228
Berry Global, Inc. +, a	Cash 1.75% + L^^	08/05/19	07/01/26	Senior	2,200,500	2,186,284
BK LC Lux Sov S.a.r.l. +, a, e	Cash 3.75% + L (0.50% Floor)^^^	04/27/21	04/28/28	Senior	1,900,000	1,903,173
Blackhawk Network Holdings, Inc +, a	Cash 3.00% + L^^	08/12/19	06/15/25	Senior	977,330	968,016
Bracket Intermediate Holding Corp +, a	Cash 4.25% + L^^	10/04/18	09/05/25	Senior	1,458,750	1,459,202
Bracket Intermediate Holding Corp. +, a	Cash 8.13% + L (1.00% Floor)^^	12/21/20	08/31/26	Second Lien	1,950,000	1,969,500
Bright Horizons Family Solutions, Inc. +, a	Cash 1.75% + L (0.75% Floor)^	02/21/18	11/07/23	Senior	5,788,832	5,765,208
Brookfield WEC Holdings, Inc. +, a	Cash 2.75% + L (0.50% Floor)^	09/12/18	08/01/25	Senior	989,800	982,035
Burger Bossco Intermediate, Inc. +, a	Cash 4.25% + L (1.00% Floor)^	05/09/17	04/25/24	Senior	153,600	145,008
Burger Bossco Intermediate, Inc. +, a	PIK 10.00% + L (1.00% Floor)^	04/25/17	04/25/25	Second Lien	288,113	265,837
Cambium Learning Group, Inc. +, a	Cash 4.50% + L (0.75% Floor)^^	03/25/21	12/18/25	Senior	1,292,823	1,301,711
Campaign Monitor (UK) Limited +, a	Cash 8.50% + L (1.00% Floor)^^	01/01/21	11/06/25	Second Lien	1,650,000	1,616,505
CapitalSpring Finance Company, LLC +, a	Cash 8.00%	03/01/17	02/10/23	Mezzanine	7,167,246	7,060,454
CapitalSpring Finance Company, LLC +, a	PIK 5.00%	03/01/17	02/10/23	Mezzanine	3,153,343	2,804,899
Cengage Learning Acquisitions, Inc. +, a, e	Cash 4.75% + L (1.00% Floor)^^	06/29/21	07/14/26	Senior	1,400,000	1,403,514
Centralsquare Technologies, LLC +, a	Cash 3.75% + L^^	10/16/18	08/29/25	Senior	975,000	914,063
Charter NEX US, Inc. +, a	Cash 4.25% + L (0.75% Floor)^^	05/31/19	12/01/27	Senior	1,460,152	1,465,401
CIBT Global, Inc. +, a	Cash 4.00% + L (1.00% Floor)^^	06/19/17	06/01/24	Senior	229,810	201,543
Cologix Holdings, Inc. +, a	Cash 3.75% + L (0.75% Floor)^^	05/10/21	05/01/28	Senior	1,300,000	1,306,500
CommScope, Inc. +, a	Cash 3.25% + L^	04/26/19	04/06/26	Senior	982,500	979,778

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Composite Resins Holding B.V. +, a	Cash 4.25% + L (1.00% Floor)^^	08/28/18	08/01/25	Senior	$472,962	$475,918
Conservice Midco, LLC, +, a	Cash 4.25% + L^^	05/18/20	05/13/27	Senior	1,687,250	1,687,604
Conterra Ultra Broadband Holdings, Inc. +, a	Cash 4.50% + L^	06/06/19	04/30/26	Senior	1,666,000	1,671,939
ConvergeOne Holdings, Inc. +, a	Cash 5.00% + L^	03/27/19	04/01/26	Senior	2,932,500	2,906,503
ConvergeOne Holdings, Inc. +, a	Cash 8.50% + L^	04/15/19	01/04/27	Second Lien	31,200,000	29,640,000
Convergint Tech LLC +, a	Cash 6.75% + L (0.75% Floor)^^	04/12/21	03/30/29	Second Lien	1,400,000	1,402,625
Covenant Surgical Partners, Inc. +, a	Cash 4.00% + L^^	11/01/19	07/01/26	Senior	250,000	248,450
Covenant Surgical Partners, Inc. +, a	Cash 4.00% + L^	11/01/19	07/01/26	Senior	1,228,288	1,220,673
CQP Holdco LP +, a	Cash 3.75% + L (0.50% Floor)^^	06/09/21	06/04/28	Senior	3,300,000	3,290,925
Crown Subsea Communications Holding, Inc. +, a	Cash 5.00% + L (0.75% Floor)^^	05/05/21	04/27/27	Senior	5,369,863	5,419,078
CSC Holdings, LLC +, a	Cash 2.25% + L^	12/07/18	01/15/26	Senior	2,937,400	2,901,461
DCert Buyer, Inc. +, a	Cash 4.00% + L^^	10/24/19	10/16/26	Senior	1,978,731	1,983,678
Deerfield Dakota Holding, LLC +, a	Cash 3.75% + L (1.00% Floor)^^	06/01/20	04/09/27	Senior	992,500	998,594
Dell International L.L.C. +, a	Cash 1.75% + L (0.25% Floor)^^	10/15/19	09/19/25	Senior	900,625	901,467
Delta 2 (Lux) S.A.R.L +, a	Cash 2.50% + L (1.00% Floor)^	03/01/18	02/01/24	Senior	1,997,500	1,994,370
Delta Topco, Inc. +, a	Cash 3.75% + L (0.75% Floor)^^	10/07/20	12/01/27	Senior	2,100,000	2,107,445
DG Investment Intermediate Holdings 2, Inc. +, a	Cash 3.75% + L (0.75% Floor)^^	04/23/21	03/31/28	Senior	1,074,892	1,251,170
Diligent Corporation +, a	Cash 6.25% + L (1.00% Floor)^^	04/29/16	05/31/24	Senior	28,098,000	28,466,810
Diligent Corporation +, a	Cash 6.25% + L (1.00% Floor)^	01/19/18	04/14/22	Senior	1,194,553	1,199,287
EAB Global, Inc. +, a, e	Cash 3.50% + L (0.50% Floor)^^	06/25/21	11/19/26	Senior	2,189,000	2,200,000
Edgewood Partners Holdings, LLC +, a	Cash 4.25% + L (1.00% Floor)^	12/23/20	09/08/24	Senior	905,419	900,892
Endurance International Group, Inc. +, a	Cash 3.50% + L (0.75% Floor)^^	04/28/21	02/10/28	Senior	2,900,000	2,891,532
Energizer Holdings, Inc. +, a	Cash 2.25% + L (0.50% Floor)^^	12/16/20	12/22/27	Senior	997,500	996,752
Envision Healthcare Corporation +, a	PIK 6.00% + L (1.00% Floor)^^	04/27/20	10/10/25	Senior	38,951,600	31,392,457
Envision Healthcare Corporation +, a	Cash 3.75% + L^	10/25/18	10/10/25	Senior	3,902,444	3,353,662
Explorer Holdings, Inc. +, a	Cash 8.00% + L (0.50% Floor)^	02/04/20	02/04/28	Second Lien	25,511,456	25,600,745
Femur Buyer, Inc. +, a	Cash 4.50% + L^^	03/26/19	03/05/26	Senior	2,940,000	2,829,750
Flex Acquisition Company, Inc. +, a	Cash 3.25% + L^	07/30/18	06/29/25	Senior	967,064	959,042
Galls, LLC +, a	Cash 6.25% + L (1.00% Floor)^	12/22/20	01/31/25	Senior	480,654	430,793
GC EOS Buyer, Inc. +, a, e	Cash 4.50% + L^	07/18/19	08/01/25	Senior	1,959,698	3,935,785
Gentiva Health Services, Inc. +, a	Cash 2.75% + L^^	09/18/18	07/02/25	Senior	1,184,104	1,508,205
GFL Environmental Inc. +, a	Cash 3.00% + L (1.00% Floor)^	12/05/18	05/30/25	Senior	1,199,894	1,202,060
GHX Ultimate Parent Corporation +, a	Cash 3.00% + L (1.00% Floor)^^	09/17/18	06/22/24	Senior	1,941,218	1,945,469
GI Consilio Parent LLC +, a	Cash 4.00% + L (0.50% Floor)^^	05/18/21	04/30/28	Senior	3,300,000	3,300,693
Global Medical Response, Inc. +, a	Cash 4.75% + L (1.00% Floor)^^	02/25/21	10/02/25	Senior	995,000	1,000,348
Gopher Resource, LLC +, a, e	Cash 3.25% + L (1.00% Floor)^^	06/24/21	03/06/25	Senior	2,992,109	2,680,451
Great American Outdoors Group, LLC +, a	Cash 4.25% + L (0.75% Floor)^^	05/14/21	06/03/28	Senior	1,786,523	1,803,313
GTT Communications, Inc. +, a	Cash 2.75% + L^	07/02/18	05/31/25	Senior	4,268,000	3,394,660
Heartland Dental, LLC +, a	Cash 3.50% + L^	05/15/18	04/30/25	Senior	2,230,643	2,884,642
Heartland Dental, LLC +, a	Cash 4.00% + L^^	05/15/18	04/30/25	Senior	617,096	999,625
Help Systems, Inc. +, a	Cash 3.75% + L (0.75% Floor)^^	05/25/21	11/19/26	Senior	1,700,000	1,705,763
Help Systems, Inc. +, a, e	Cash 4.00% + L (0.75% Floor)^^	06/25/21	11/19/26	Senior	2,493,687	4,207,903
Hexion Inc. +, a	Cash 3.50% + L^^	08/09/19	07/01/26	Senior	1,372,000	1,374,291
Hornblower Sub, LLC +, a	Cash 4.50% + L^^	05/01/19	04/27/25	Senior	948,853	895,879
Husky Injection Molding Systems Ltd. +, a	Cash 3.25% + L (1.00% Floor)^^	07/15/19	03/28/25	Senior	977,270	962,396

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Hyland Software, Inc. +, a	Cash 3.50% + L (0.75% Floor)^^	10/27/20	07/01/24	Senior	$992,347	$995,448
Idera, Inc. +, a	Cash 2.75% + L (3.75% Floor)^	12/17/18	06/27/24	Senior	1,267,211	1,269,720
Indy US Bidco, LLC +, a	Cash 4.00% + L^^	03/29/21	03/06/28	Senior	997,500	1,000,617
KENE Acquisition, Inc. +, a	Cash 8.25% + L (1.00% Floor)^^	08/08/19	08/09/27	Second Lien	1,462,500	1,471,568
Kingpin Intermediate Holdings LLC +, a	Cash 3.50% + L (1.00% Floor)^	10/05/18	07/03/24	Senior	1,335,961	1,333,035
KSLB Holdings, LLC +, a	Cash 8.75% + L (1.00% Floor)^	07/30/18	07/30/26	Second Lien	3,212,308	2,746,523
LBM Acquisition LLC +, a, e	Cash 3.75% + L (0.75% Floor)^^	06/24/21	12/17/27	Senior	3,294,500	3,275,623
LogMeIn, Inc. +, a	Cash 4.75% + L^^	09/03/20	08/31/27	Senior	4,987,500	4,985,555
Loire UK Midco 3 Limited +, a	Cash 3.50% + L^^^	06/08/20	04/21/27	Senior	1,386,052	1,361,797
LTI Holdings, Inc. +, a	Cash 3.50% + L^	10/22/18	09/06/25	Senior	972,500	960,606
Magenta Buyer LLC +, a, e	Cash 5.00% + L (0.75% Floor)^^	05/03/21	07/27/28	Senior	3,500,000	3,503,080
MajorDrive Holdings IV LLC +, a	Cash 4.00% + L (0.50% Floor)^^	06/10/21	06/01/28	Senior	995,000	1,002,345
Maverick Bidco, Inc +, a	Cash 3.75% + L (0.75% Floor)^^	05/27/21	04/29/28	Senior	1,500,000	1,503,188
Maverick Bidco, Inc +, a	Cash 6.75% + L (0.75% Floor)^^	05/26/21	05/18/29	Second Lien	6,603,000	6,669,030
McAfee, LLC +, a	Cash 3.75% + L^^	07/19/19	09/30/24	Senior	440,103	440,681
McAfee, LLC +, a	Cash 4.50% + L (1.00% Floor)^	02/02/18	09/27/24	Senior	2,995,067	3,012,148
MediaOcean, LLC +, a	Cash 4.00% + L^	09/10/20	08/18/25	Senior	1,286,967	1,290,185
Messer Industries USA, Inc. +, a	Cash 2.50% + L^^	04/26/19	03/01/26	Senior	1,242,657	1,235,823
MetroNet Systems Holdings, LLC +, a	Cash 3.75% + L (0.75% Floor)^^	06/14/21	06/02/28	Senior	3,060,000	3,068,033
MetroNet Systems Holdings, LLC +, a, e	Cash 3.75% + L (0.75% Floor)^^	06/14/21	06/02/28	Senior	339,150	1
Michaels Stores, Inc. +, a	Cash 4.25% + L (0.75% Floor)^^	04/26/21	04/15/28	Senior	2,200,000	2,211,880
Ministry Brands, LLC +, a	Cash 4.00% + L (1.00% Floor)^	01/01/21	12/02/22	Senior	1,257,189	1,249,394
Mirion Technologies, Inc. +, a	Cash 4.00% + L^^	12/22/20	03/06/26	Senior	992,386	994,713
Mitchell International, Inc. +, a	Cash 3.25% + L^	12/21/17	11/29/24	Senior	5,167,914	5,169,225
National Mentor Holdings, Inc. +, a	Cash 3.75% + L (0.75% Floor)^^	04/26/21	03/02/28	Senior	2,775,376	2,783,272
National Spine & Pain Centers, LLC +, a	Cash 5.25% + L (1.00% Floor)^	06/30/17	06/02/24	Senior	534,188	491,453
Navicure, Inc. +, a	Cash 4.00% + L^^	11/19/19	10/22/26	Senior	2,374,975	2,381,661
NEP Group, Inc. +, a, e	Cash 3.25% + L^^	06/29/21	10/20/25	Senior	2,000,000	1,953,440
Netsmart, Inc. +, a	Cash 3.75% + L (1.00% Floor)^	07/16/18	04/19/23	Senior	2,250,499	2,259,343
Nexstar Broadcasting +, a	Cash 2.50% + L^	10/02/19	09/21/26	Senior	1,294,119	1,292,766
Northwest Fiber, LLC +, a	Cash 5.50% + L^^	06/17/20	04/30/27	Senior	630,930	631,955
NSM Top Holdings Corp. +, a	Cash 5.25% + L^^	11/26/19	11/16/26	Senior	1,477,504	1,481,198
OEConnection LLC +, a	Cash 4.00% + L^^	10/28/19	09/25/26	Senior	2,267,851	2,267,851
OneDigital Borrower LLC +, a	Cash 4.50% + L (0.75% Floor)^^	12/11/20	11/16/27	Senior	1,449,492	1,457,348
PAI Holdco, Inc. +, a	Cash 3.75% + L (1.00% Floor)^^	11/09/20	10/22/27	Senior	1,197,000	1,201,303
Panther BF Aggregator 2 LP +, a	Cash 3.25% + L^	05/14/19	04/30/26	Senior	1,090,385	1,082,551
Peak 10 Holding Corporation +, a	Cash 3.50% + L^^	06/18/19	08/01/24	Senior	1,954,315	1,801,458
Pearl Intermediate Parent, LLC +, a	Cash 2.75% + L^	03/16/18	02/14/25	Senior	3,674,218	3,641,229
Pearl Intermediate Parent, LLC +, a	Cash 6.25% + L^	03/21/18	02/13/26	Second Lien	2,400,000	2,407,200
Peraton Corp. +, a	Cash 3.75% + L (0.75% Floor)^^	04/12/21	02/01/28	Senior	1,995,000	2,004,835
Perforce Software, Inc. +, a	Cash 3.75% + L^^	07/22/19	07/01/26	Senior	1,670,314	1,659,540
PetVet Care Centers, LLC +, a	Cash 3.25% + L^	04/12/19	02/14/25	Senior	1,169,925	1,163,835
PG&E Corporation +, a	Cash 4.50% + L (1.00% Floor)^^	08/11/20	06/23/25	Senior	1,980,000	1,956,181
Pluto Acquisition I, Inc. +, a	Cash 4.00% + L^^	06/15/21	06/22/26	Senior	1,700,000	1,703,723
PODS, INC. +, a	Cash 3.00% + L (0.75% Floor)^^	04/16/21	03/31/28	Senior	1,296,750	1,296,121
Polaris Newco, LLC +, a	Cash 4.00% + L (0.50% Floor)^^	06/15/21	06/02/28	Senior	1,200,000	1,204,728
Potters Industries, LLC +, a	Cash 4.00% + L (0.75% Floor)^^	12/17/20	12/14/27	Senior	997,500	1,000,308
Pre-Paid Legal Services, Inc. +, a	Cash 4.00% + L (0.75% Floor)^^	10/08/20	05/01/25	Senior	397,000	398,491
Pre-Paid Legal Services, Inc. +, a	Cash 3.25% + L^	05/07/19	05/01/25	Senior	1,445,250	1,436,940

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Pregis TopCo LLC +, a	Cash 4.00% + L (0.75% Floor)^^	12/23/20	07/31/26	Senior	$1,000,000	$1,002,500
Pretium PKG Holdings, Inc. +, a	Cash 4.00% + L (0.75% Floor)^^	11/12/20	11/05/27	Senior	995,000	998,856
Procera Networks, Inc. +, a	Cash 4.50% + L^^	11/20/18	10/31/25	Senior	1,144,395	1,146,112
Project Boost Purchaser, LLC +, a	Cash 3.50% + L^^	07/19/19	06/01/26	Senior	1,768,500	1,759,569
Prometric Holdings, Inc. +, a	Cash 7.50% + L (1.00% Floor)^	01/29/18	01/29/26	Second Lien	14,154,350	14,719,144
ProVation Software Group, Inc. +, a	Cash 7.75% + L (0.75% Floor)^^^	12/30/20	12/22/28	Second Lien	12,802,500	12,834,506
Quintiles IMS Inc. +, a	Cash 2.00% + E (0.50% Floor)##	06/22/18	06/11/25	Senior	3,041,133	3,091,523
Radiate HoldCo, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	07/16/19	02/01/24	Senior	1,383,195	1,386,259
Radiology Partners, Inc. +, a	Cash 4.25% + L^	09/11/18	07/09/25	Senior	1,903,933	1,906,056
RealPage, Inc. +, a	Cash 3.25% + L (0.50% Floor)^^	04/26/21	04/24/28	Senior	3,000,000	2,994,570
Redstone Holdco 2 LP +, a, f	Cash 4.75% + L (0.75% Floor)^^	05/10/21	04/27/28	Senior	1,058,214	—
Redstone Holdco 2 LP +, a, e	Cash 7.75% + L (0.75% Floor)^^	04/16/21	04/27/29	Second Lien	1,093,333	1,077,841
Redstone Holdco 2 LP +, a	Cash 4.75% + L (0.75% Floor)^^	05/10/21	04/27/28	Senior	2,703,786	2,729,963
Redstone Holdco 2 LP +, a	Cash 7.75% + L (0.75% Floor)^^	05/03/21	04/16/29	Second Lien	1,873,300	1,878,067
Refficiency Holdings LLC +, a	Cash 4.00% + L (0.75% Floor)^^	12/11/20	12/16/27	Senior	1,502,129	1,505,884
Refficiency Holdings LLC +, a, f	Cash 4.00% + L (0.75% Floor)^^	02/04/21	12/16/27	Senior	287,419	—
Rent-A-Center, Inc. +, a	Cash 4.00% + L (0.75% Floor)^	03/02/21	02/17/28	Senior	997,500	1,003,739
Restaurant Technologies, Inc. +, a	Cash 3.25% + L^^	10/26/18	10/01/25	Senior	487,500	485,063
Rocket Software, Inc. +, a	Cash 4.25% + L^	12/05/18	11/28/25	Senior	1,661,750	1,634,098
S2P Acquisition Borrower, Inc +, a	Cash 3.75% + L^	10/07/19	08/14/26	Senior	982,500	984,647
Safe Fleet Holdings LLC +, a, b	Cash 3.00% + L (1.00% Floor)^	03/05/18	02/03/25	Senior	2,890,500	2,888,475
SCIH Salt Holdings, Inc. +, a	Cash 4.00% + L (1.00% Floor)^^	04/17/20	03/16/27	Senior	990,019	992,578
Senneca Holdings, Inc. +, a	PIK 11.00%	05/11/18	05/11/26	Second Lien	1,192,925	3
Senneca Holdings, Inc. +, a	PIK 10.00%	05/29/20	11/11/25	1.5 Lien	1,109,444	439,895
Shearer's Foods, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	09/25/20	09/23/27	Senior	33,503	33,572
Shearer's Foods, LLC +, a	Cash 3.50% + L (1.00% Floor)^^	05/17/18	09/23/27	Senior	3,112,537	3,149,074
Shearer's Foods, LLC +, a	Cash 7.75% + L (1.00% Floor)^^	10/14/20	09/22/28	Second Lien	1,000,000	1,000,000
Shermco Intermediate Holdings, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/24	Senior	25,699,541	24,464,974
Sorenson Communications, LLC +, a	Cash 5.50% + L (0.75% Floor)^^	03/23/21	03/12/28	Senior	2,925,000	2,953,329
Sound Inpatient Physicians, Inc +, a	Cash 2.75% + L^	08/23/18	06/27/25	Senior	1,354,500	1,351,534
SS&C Technologies, Inc. +, a	Cash 2.25% + L^	12/07/18	04/16/25	Senior	2,230,316	2,209,116
SSH Group Holdings, Inc. +, a	Cash 4.25% + L^^	09/11/18	07/30/25	Senior	3,411,080	3,298,088
SSH Group Holdings, Inc. +, a	Cash 8.25% + L^^	08/21/18	07/30/26	Second Lien	2,120,000	2,019,300
Star US Bidco, LLC +, a	Cash 4.25% + L (1.00% Floor)^	04/24/20	03/17/27	Senior	1,287,000	1,287,811
Syncsort Incorporated +, a	Cash 4.25% + L (0.75% Floor)^^	05/06/21	03/19/28	Senior	3,900,000	3,901,950
Tank Holding Corp. +, a	Cash 5.00% + L (0.75% Floor)^^	12/18/20	03/26/26	Senior	995,000	999,667
TecoStar Holdings, Inc. +, a	Cash 8.50% + L (1.00% Floor)^	05/01/17	11/01/24	Second Lien	525,000	523,950
Telenet Financing USD LLC +, a	Cash 2.00% + L^^^	04/27/20	04/30/28	Senior	2,400,000	2,370,456
TLP Finance Holdings, LLC +, a	Cash 7.50% + L (1.00% Floor)^	02/26/19	02/26/26	Mezzanine	45,907,313	45,328,880
Tory Burch LLC +, a	Cash 3.50% + L (0.50% Floor)^^	04/30/21	04/16/28	Senior	1,000,000	999,165
Tosca Services LLC +, a	Cash 3.50% + L (0.75% Floor)^^	08/21/20	08/18/27	Senior	995,000	996,244
TricorBraun Holdings, Inc. +, a	Cash 3.25% + L (0.50% Floor)^^	04/15/21	03/03/28	Senior	822,494	817,563
Triton Water Holdings, Inc. +, a	Cash 3.50% + L (0.50% Floor)^^	04/19/21	03/31/28	Senior	1,400,000	1,400,392
UKG Inc. +, a	Cash 3.25% + L (0.75% Floor)^^	07/13/20	05/04/26	Senior	992,513	994,949
Unified Women's Healthcare, LLC +, a, e	Cash 4.25% + L (0.75% Floor)^	03/16/21	12/20/27	Senior	1,197,000	2,201,626
Utz Quality Foods, LLC +, a	Cash 3.00% + L^^	01/29/21	01/20/28	Senior	3,681,501	3,683,802
VeriFone Systems, Inc. +, a	Cash 4.00% + L^^	09/25/18	08/20/25	Senior	3,607,200	3,551,595
Vetcor Professional Practices LLC +, a	Cash 6.50% + L^	07/02/18	07/02/26	Second Lien	2,990,000	2,990,000
Vetcor Professional Practices LLC +, a	Cash 6.50% + L^^	07/02/18	07/02/26	Second Lien	613,333	613,333

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Vision Solutions, Inc. +, a, e	Cash 7.25% + L (0.75% Floor)^^	05/06/21	03/19/28	Second Lien	$1,500,000	$1,500,315
VS Buyer, LLC +, a	Cash 3.00% + L^^	04/10/20	02/28/27	Senior	1,975,000	1,971,919
Weld North Education LLC +, a	Cash 4.00% + L (0.75% Floor)^^	12/15/20	12/21/27	Senior	1,293,500	1,297,219
West Corporation +, a	Cash 3.50% + L (1.00% Floor)^^	04/20/18	10/10/24	Senior	3,105,628	3,022,720
Woof Holdings, Inc. +, a	Cash 7.25% + L (0.75% Floor)^^	12/21/20	12/21/28	Second Lien	7,200,000	7,062,480
WP CityMD Bidco LLC +, a	Cash 3.75% + L (1.00% Floor)^^	09/01/19	08/13/26	Senior	2,955,150	2,965,611
Zayo Group Holdings, Inc. +, a	Cash 3.00% + L^	04/24/20	03/09/27	Senior	3,919,474	3,883,042
Total North America (7.26%)						638,635,698
Rest of World (0.47%)
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 4.50% + L^^^	10/05/18	07/10/25	Senior	$22,171,514	$23,307,929
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 3.75% + E#	10/05/18	09/29/25	Senior	2,401,128	2,369,936
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 7.25% + E###	10/11/18	07/10/26	Second Lien	13,678,916	13,926,748
Vocus Group Limited +, a, e	Cash 3.50% + L (0.50% Floor)^^	05/27/21	06/16/28	Senior	1,700,000	1,704,250
Total Rest of World (0.47%)						$41,308,863
Western Europe (2.66%)
Acuris Finance US, Inc. +, a	Cash 4.00% + L (0.50% Floor)^^	03/11/21	02/16/28	Senior	$677,083	$680,228
AI Convoy (Luxembourg) S.a.r.l. +, a	Cash 3.50% + L (1.00% Floor)^^	05/20/20	01/18/27	Senior	1,871,207	1,872,714
AI Ladder (Luxembourg) Subco S.à.r.l. +, a	Cash 4.50% + L^	08/07/18	07/09/25	Senior	2,259,225	2,261,348
AI PLEX AcquiCo GmbH +, a	Cash 4.75% + L^^^	08/23/19	07/31/26	Senior	4,919,887	4,935,262
Altice France S.A. +, a	Cash 4.00% + L^^	12/10/20	08/14/26	Senior	2,994,898	2,994,464
Aston Finco S.à.r.l. +, a	Cash 4.25% + L^^	11/14/19	10/09/26	Senior	2,765,000	2,756,359
Aston Finco S.à.r.l. +, a	Cash 8.25% + L^^	10/25/19	10/09/27	Second Lien	36,733,592	39,943,154
Atlas Packaging GmbH +, a	Cash 7.75% + E###	09/14/18	07/31/26	Second Lien	3,016,905	2,899,136
Atos Medical +, a	Cash 4.00% + E#	08/09/16	07/20/23	Senior	3,921,197	4,742,409
Auris Luxembourg III Sarl +, a	Cash 3.75% + L^	04/04/19	02/27/26	Senior	978,728	969,557
Autoform Lux S.a.r.l +, a	Cash 3.75% + L^^^	07/22/16	07/21/23	Senior	1,677,395	1,677,395
Autoform Lux S.a.r.l +, a	Cash 3.00% + E###	07/22/16	07/21/23	Senior	5,051,317	5,758,444
Babar Bidco +, a	Cash 4.25% + E###	12/04/20	11/17/27	Senior	1,214,051	1,190,054
CD&R Firefly Bidco Limited +, a	Cash 4.75% + L^^^	08/31/18	06/23/25	Senior	5,199,152	5,526,313
CD&R Firefly Bidco Limited +, a	Cash 8.25% + L^^^	06/22/21	06/12/26	Second Lien	19,485,767	19,345,411
CD&R Firefly Bidco Limited +, a	Cash 7.75% + L^^^	06/21/18	06/18/26	Second Lien	26,897,480	28,595,354
Cidron Atrium SE +, a	Cash 7.00% + E (0.50% Floor)###	02/28/18	02/28/26	Second Lien	1,146,938	1,083,048
Compass IV Limited +, a	Cash 4.50% + E###	07/06/18	05/09/25	Senior	341,033	223,475
CTC AcquiCo GmbH +, a	Cash 2.50% + E##	03/29/18	03/07/25	Senior	3,608,360	3,249,231
EG Group Limited +, a	Cash 4.00% + L^	05/22/18	02/07/25	Senior	1,369,284	1,382,094
EG Group Limited +, a	Cash 4.00% + E##	06/20/18	02/07/25	Senior	1,894,662	1,796,901
Everest Bidco SAS +, a	Cash 7.50% + L (1.00% Floor)^^	07/10/18	07/04/26	Second Lien	2,056,507	2,079,275
Evergood 4 ApS +, a	Cash 2.50% + E##	02/23/18	02/06/25	Senior	6,249,672	5,713,254
Fugue Finance B.V. +, a	Cash 3.25% + E##	08/24/20	08/30/24	Senior	1,299,487	1,295,268
Genesis Specialist Care Finance UK Limited +, a	Cash 5.00% + L (1.00% Floor)^^^	07/28/20	05/14/27	Senior	2,172,500	2,172,500
Grupo Iberica de Congelados, SA +, a	Cash 7.00% + E##	06/28/19	11/28/24	Senior	1,118,384	1,090,089
Holding Socotec +, a, e	Cash 4.25% + L^^^	04/01/21	06/30/28	Senior	1,500,000	1,503,750
ION Trading Finance Limited +, a	Cash 4.75% + L (1.00% Floor)^^	05/25/21	04/01/28	Senior	2,800,000	2,813,776
IWH UK Midco Limited +, a	Cash 4.00% + E###	02/28/18	11/28/24	Senior	5,886,679	5,739,418
Kiwi VFS Sub II S.a.r.l. +, a	Cash 3.25% + E##	08/21/18	07/29/24	Senior	1,151,803	1,145,962
Logoplaste Parent Sarl +, a, e	Cash 4.25% + L^^^	04/21/21	07/06/28	Senior	3,000,000	3,018,750
Loire Finco Luxembourg S.a.r.l. +, a, e	Cash 3.75% + L (0.75% Floor)^^^	04/06/21	04/21/27	Senior	1,300,000	1,295,155

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Matador Bidco S.a r.l. +, a	Cash 4.75% + L^^	11/12/19	10/15/26	Senior	$2,468,750	$2,476,971
Mehiläinen Yhtiöt Oy +, a	Cash 3.50% + E##	09/10/18	08/11/25	Senior	1,508,647	1,541,545
Nomad Foods Lux S.a.r.l. +, a	Cash 2.25% + L^	07/02/18	05/15/24	Senior	1,551,247	1,546,074
Nouryon Finance B.V. +, a	Cash 2.75% + L^	11/14/18	10/01/25	Senior	2,219,281	2,206,099
OT Luxco 3 & Cy S.C.A. +, a	Cash 8.75% + E (1.00% Floor)###; PIK 9.00%	05/31/17	05/31/27	Mezzanine	25,580,013	27,802,698
Paradocs Holding S.a r.l. +, a	Cash 3.75% + L (0.75% Floor)^^^	06/02/21	02/17/28	Senior	1,895,200	1,896,984
RivieraTopco SARL +, a	PIK 9.50%; E (1.00% Floor)###	12/08/17	05/08/24	Mezzanine	1,782,648	1,701,051
Rouge Beachhouse B.V. +, a	Cash 5.00% + E##	10/15/18	07/25/25	Senior	579,174	593,788
Sapphire Bidco B.V. +, a	Cash 3.25% + E##	05/25/18	05/05/25	Senior	2,271,578	2,348,666
Sigma Bidco B.V. +, a	Cash 3.50% + E#	08/03/18	07/02/25	Senior	4,786,053	4,628,283
Summer (BC) Bidco B LLC +, a, e	Cash 4.50% + L (0.75% Floor)^^^	06/25/21	12/04/26	Senior	1,000,000	1,001,460
Sunshine Luxembourg VII Sarl +, a	Cash 3.75% + L (0.75% Floor)^^	10/22/19	10/01/26	Senior	2,778,038	2,791,747
Tahoe Subco 1 Ltd. +, a	Cash 3.50% + L (1.00% Floor)^^	03/20/18	06/13/24	Senior	2,746,493	2,704,655
TDC A/S +, a	Cash 3.00% + E#	10/22/18	06/04/25	Senior	1,506,866	1,547,116
team.blue Finco Sarl +, a	Cash 3.75% + E###	06/25/21	03/27/28	Senior	3,834,264	3,808,387
Vertical Midco GmbH +, a	Cash 4.25% + L^^	09/09/20	07/30/27	Senior	3,970,075	3,980,834
Virgin Media Bristol, LLC +, a	Cash 2.50% + L^	02/07/18	01/31/28	Senior	5,486,250	5,459,438
Zacapa S.a.r.l. +, a	Cash 5.00% + L (0.75% Floor)^^	07/31/18	07/02/25	Senior	1,750,500	1,758,159
Ziggo Financing Partnership +, a	Cash 2.50% + L^^	02/27/20	04/30/28	Senior	2,500,000	2,477,350
Total Western Europe (2.66%)						234,020,853
Total Direct Debt (10.79%)						$949,581,631
Total Direct Investments (68.65%)						$6,040,697,542

Secondary Investments *, c (10.37%)	Acquisition Date	Fair Value
Asia - Pacific (0.48%)
Baring Asia Private Equity Fund IV, L.P. +, a	11/24/09	$7,435
Carlyle Japan International Partners II, L.P. +, a	09/30/13	85,390
CVC Capital Partners Asia Pacific III, L.P. +, a	01/11/13	532,257
TRG Growth Partnership (Offshore) II, L.P. +, a	08/02/10	128,300
TRG Growth Partnership (Offshore), L.P. +, a	08/02/10	6,375
TRG Growth Partnership II, L.P. +, a	07/08/10	378,472
Yunfeng Capital Fund III, L.P. +, a	05/18/21	40,906,762
Yunfeng Capital Fund IV, L.P. +, a, f	05/31/21	—
Total Asia - Pacific (0.48%)		42,044,991
North America (9.12%)
Apollo Investment Fund IX, L.P +, a	06/01/17	17,950,256
Apollo Investment Fund VII, L.P. +, a	07/01/10	208,895
Apollo Overseas Partners (Delaware) VII, L.P. +, a	10/01/09	85,139
Ares PE Extended Value Fund, L.P. +, a	11/14/19	30,374,306
Bain Capital Fund X, L.P. +, a	06/30/11	6,858,373
Bain Capital IX Co-Investment Fund, L.P. +, a	12/31/15	230
Bain Capital Partners IX, L.P. +, a	12/31/15	14,486
Bain Capital VIII Co-Investment Fund, L.P. +, a	12/31/15	361
Bertram Growth Capital II-A, L.P. +, a	09/30/15	1,959,120
CCMP Capital Investors IV, L.P. +, a, f	04/01/21	—
Clayton, Dubilier & Rice Fund VIII, L.P. +, a	03/29/12	3,085,177
DST Opportunities Access Offshore LP +, a	09/30/20	13,720,343
ECP Terra-Gen Growth Fund, LP +, a	03/23/21	1,671,676

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued)
Secondary Investments *, c (continued) North America (continued)	Acquisition Date	Fair Value
EnCap Energy Co-Investment Fund I-C, L.P. +, a	04/30/21	$866,264
EnCap Energy Transition Fund I, LP +, a	04/30/21	2,767,521
Energy Capital Partners Credit Solutions II, L.P. +, a	02/03/21	1,299,876
Energy Capital Partners III, L.P. +, a	02/01/21	12,886,856
Frazier Healthcare VI, L.P. +, a	06/30/12	213,091
FS Equity Partners V, L.P. +, a	08/07/12	1,408,416
GA Continuity Fund I L.P. (Bermuda) +, a	06/30/21	52,021,407
Genstar Capital Partners V, L.P. +, a	09/30/15	67,917
Green Equity Investors Side CF, L.P. +, a	04/16/21	55,167,687
Gridiron Energy Feeder I, L.P. +, a	05/15/17	36,179,220
Gryphon Partners 3.5, L.P. +, a	05/21/13	1,777,903
Gryphon Partners IV L.P. +, a	02/08/16	28,521,731
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a	12/30/10	301,984
Harvest Partners V, L.P. +, a	09/30/11	3,635
Harvest Partners VII, L.P. +, a	12/14/15	12,683,058
Hellman & Friedman Capital Partners VI, L.P. +, a	12/31/12	132,265
Hellman & Friedman Capital Partners VII, L.P. +, a	06/30/14	1,372,562
Highstar Capital III Prism Fund, L.P. +, a	07/01/10	9,154
Icon Partners IV, L.P. +, a	05/26/21	31,457,032
Insight Venture Partners Continuation Fund, L.P. +, a	09/09/19	59,481,741
Investcorp Private Equity 2007 Fund, L.P. +, a	03/31/11	9,642
Investcorp Technology Partners III (Cayman), L.P. +, a	08/19/11	14,197
Lee Equity Partners II, L.P. +, a	06/30/17	5,672,545
Lee Equity Partners Realization Fund, L.P. +, a	06/30/17	18,437,721
Lightyear Fund II, L.P. +, a	09/30/13	554,406
Madison Dearborn Capital Partners V, L.P. +, a	01/03/12	579,146
Madison Dearborn Capital Partners VIII, L.P. +, a	03/15/21	2,767,612
MidOcean Partners III, L.P. +, a	06/30/11	374,895
Monomoy Capital Partners II, L.P. +, a	09/30/15	1,550,083
New Enterprise Associates 17, L.P. +, a	09/30/20	5,711,312
Northgate Growth Fund, L.P. +, a	12/20/19	3,481,974
NVP VIII PG, L.P. +, a	05/31/19	49,782,282
Oak Investment Partners XII, L.P. +, a	06/28/12	155,771
Palladium Equity Partners III, L.P. +, a	08/02/10	2,443
Pamlico Capital GP II, LLC +, a	03/31/14	3,497
Pamlico Capital II, L.P. +, a	03/31/14	63,269
Providence Equity Partners IV, L.P. +, a	06/30/11	1,061
Providence Equity Partners V, L.P. +, a	06/30/11	8,131
Providence Equity Partners VI-A, L.P. +, a	06/30/13	1,540,265
Providence Equity Partners VII-A, L.P. +, a	06/30/13	2,967,768
Revelstoke Single Asset Fund I, L.P. +, a	11/20/19	71,834,047
Samson Partners, L.P. +, a	12/21/20	37,666,987
Silver Lake Partners II, L.P. +, a	06/30/14	471
Silver Lake Partners III, L.P. +, a	06/30/10	1,926,769
Silver Lake Partners V, L.P. +, a	03/31/17	68,380,447
Silver Lake Sumeru Fund, L.P. +, a	12/18/09	45,034
SL SPV-1, L.P. +, a	12/01/17	28,403,862
SL SPV-2, L.P. +, a	05/01/19	9,739,840
Specialty Pharma Holdings LP +, a	04/30/21	6,053,596
Sun Capital Partners V, L.P. +, a	09/30/13	6,027,072
TA Atlantic & Pacific VI, L.P. +, a	09/30/15	254,654
TA XI, L.P. +, a	09/30/15	3,603,580
TCV VI, L.P. +, a	09/30/13	68,107

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued)
Secondary Investments *, c (continued) North America (continued)	Acquisition Date	Fair Value
TCV VII (A), L.P. +, a	09/30/13	$3,770,982
TorQuest Partners Fund (U.S.) II, L.P. +, a	09/30/15	183,077
TPG Partners V, L.P. +, a	07/11/11	15,786
TPG Partners VI, L.P. +, a	07/01/10	2,570,274
Tudor Ventures III, L.P. +, a	12/31/12	466,892
Vistria Fund III, LP +, a	06/19/19	9,333,853
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	247,907
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/31/18	83,581,241
Total North America (9.12%)		802,400,180
Western Europe (0.77%)
3i Eurofund Vb, L.P. +, a	09/30/09	94,754
3i Growth Capital B, L.P. +, a	10/01/14	57,572
Abingworth Bioventures III, L.P. +, a	09/30/15	4,776
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a	06/30/12	269,776
Abingworth Bioventures V, L.P. +, a	06/30/12	41,059
Advent International GPE VI, L.P. +, a	09/30/10	339,230
Apax Europe VI - A, L.P. +, a	07/01/11	154,509
Apax Europe VII - B, L.P. +, a	04/30/11	7,925
Astorg V FCPR +, a	09/30/15	1,653,264
Astorg VI, FCPI +, a	06/30/16	9,653,334
BC European Capital IX, L.P. +, a	09/30/14	6,782,012
Carlyle Europe Partners II, L.P. +, a	12/28/12	31,643
Carlyle Europe Partners III, L.P. +, a	12/28/12	1,570,187
CCP IX L.P. No.2 +, a	09/30/14	1,118,408
CVC European Equity Partners V, L.P. +, a	12/28/12	192,583
EPIC I-b Fund SLP +, a	11/30/20	18,912,888
ESP Golden Bear Europe Fund +, a	12/31/16	9,452,852
Galileo III FCPR +, a	09/30/15	35,991
Graphite Capital Partners VII Top-Up +, a	09/30/15	109,494
Graphite Capital Partners VII, L.P. +, a	09/30/15	384,267
Indigo Capital V, L.P. +, a	09/30/15	44,969
Industri Kapital 2000, L.P. +, a	09/30/15	1
Italian Private Equity Fund IV, L.P. +, a	01/29/16	17,191
KKR European Fund III, L.P. +, a	11/01/10	321,756
Montagu III, L.P. +, a	12/09/09	1
PAI Europe V +, a	09/30/14	3,054
Permira Europe II, L.P. +, a	11/29/13	24,490
Permira Europe III, L.P. +, a	09/30/13	43,569
Permira IV, L.P. +, a	09/30/13	4,907,392
Riverside Europe Fund IV, L.P. +, a	09/30/14	1,174,154
Terra Firma Capital Partners III, L.P. +, a	09/30/13	87,478
Trilantic Capital Partners V (Europe) S.C.A., SICAR +, a	11/20/20	10,676,114
Trilantic Europe VI SCSp +, a, f	12/10/20	—
Total Western Europe (0.77%)		68,166,693
Total Secondary Investments (10.37%)		$912,611,864

Primary Investments *, c (14.65%)	Acquisition Date	Fair Value
Asia - Pacific (1.65%)
Baring Asia Private Equity Fund V, L.P. +, a	12/01/10	$3,954,427
BGH Capital Fund I +, a	03/01/18	7,412,874
CPEChina Fund III, L.P. +, a	03/28/18	51,988,277
Hony Capital Fund VIII, L.P. +, a	10/30/15	8,120,532

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued)
Primary Investments *, c (continued) Asia - Pacific (continued)	Acquisition Date	Fair Value
Hony Capital Partners V, L.P. +, a	12/15/11	$5,625,773
J-STAR No.4-C, L.P. +, a	08/02/19	10,961,941
Kedaara Capital III Limited +, a, f	06/17/21	—
KKR Asian Fund IV SCSp +, a	05/29/20	516,867
Primavera Capital Fund III L.P. +, a	05/09/18	13,808,692
Primavera Capital Fund IV, L.P. +, a	05/20/21	170,998
Southern Capital Fund IV L.P. +, a	01/26/18	2,059,755
The Baring Asia Private Equity Fund VII, L.P. +, a	07/10/18	8,156,877
TPG Asia VII (B), L.P. +, a	12/07/18	15,908,762
Trustbridge Partners VI, L.P. +, a	04/12/18	16,149,250
Total Asia - Pacific (1.65%)		144,835,025
North America (8.59%)
Advent Global Technology, L.P. +, a	06/25/19	1,785,604
AEA Investors Fund VII L.P. +, a	02/08/19	1,357,762
American Industrial Partners Capital Fund VII, L.P. +, a	03/29/19	7,299,354
Apollo Investment Fund VIII, L.P. +, a	06/28/13	6,792,995
Ares Corporate Opportunities Fund IV, L.P. +, a	04/19/12	5,812,933
Ares Corporate Opportunities Fund V, L.P. +, a	12/28/15	8,393,771
Ares Corporate Opportunities Fund VI, L.P. +, a	06/02/20	729,193
Avista Capital Partners II, L.P. +, a	03/15/10	91,253
Avista Capital Partners III, L.P. +, a	10/03/11	98,161
Bain Capital Fund XII, L.P. +, a	06/30/17	15,388,776
Bain Capital Fund XIII, L.P. +, a, f	08/07/20	—
Berkshire Fund IX, L.P. +, a	03/18/16	11,991,164
Caltius Partners V-A, L.P. +, a	12/02/14	5,147,664
Carlyle Partners VII, L.P. +, a	11/29/17	32,479,292
Clayton Dubilier & Rice Fund IX, L.P. +, a	07/31/13	20,250,218
Clayton, Dubilier & Rice Fund XI, L.P. +, a	05/15/20	184,866
Clearlake Capital Partners V, L.P. +, a	12/15/17	42,696,315
Clearlake Capital Partners VI, L.P. +, a	12/15/19	8,735,097
Crescent Mezzanine Partners VI, L.P. +, a	03/30/12	993,847
Frazier Healthcare Growth Buyout Fund X, L.P. +, a	03/10/21	600,000
Genstar Capital Partners IX, L.P. +, a	02/21/19	13,169,885
Genstar Capital Partners VI, L.P. +, a	09/01/12	2,754,567
Genstar Capital Partners VII, L.P. +, a	06/26/15	11,103,023
Genstar Capital Partners VIII, L.P. +, a	03/23/17	26,023,039
Genstar Capital Partners X, L.P. +, a, f	04/01/21	—
GoldPoint Mezzanine Partners IV, L.P. +, a	12/30/15	9,355,121
Green Equity Investors Side VIII, L.P. +, a	10/18/19	12,232,314
Gryphon Heritage Partners, L.P. +, a	12/17/20	1,621,186
Gryphon Partners V, L.P. +, a	02/23/18	8,415,558
Gryphon Partners VI, L.P. +, a	12/17/20	3,626,604
Harvest Partners VIII, L.P. +, a	12/19/18	13,885,298
Hellman & Friedman Capital Partners X, L.P. +, a, f	05/10/21	—
Insight Partners XII (Co-Investors), L.P. +, a, f	05/14/21	—
Insight Venture Partners X, L.P. +, a	07/06/18	15,753,914
Insight Venture Partners XI, L.P. +, a	12/17/19	5,598,961
Insight Ventures Partners XII, L.P. +, a, f	05/14/21	—
Insight Ventures Partners XII, L.P. +, a, f	06/07/21	—
KKR Americas Fund XII L.P. +, a	01/31/18	34,405,538
KKR North America Fund XI, L.P. +, a	02/01/12	7,823,413
KKR North America Fund XIII, SCSP +, a, f	04/06/21	—

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued)
Primary Investments *, c (continued) North America (continued)	Acquisition Date	Fair Value
Kleiner Perkins Caufield & Byers XIX LLC +, a	03/05/20	$4,098,510
Kohlberg TE Investors IX, L.P. +, a	12/20/19	2,567,938
Kohlberg TE Investors VII, L.P. +, a	09/15/11	4,667,798
Kohlberg TE Investors VIII, L.P. +, a	08/04/16	22,610,984
Lee Equity Partners Realization Fund Captive AIV, L.P. +, a, f	05/31/19	—
Leeds Equity Partners VI, L.P. +, a	11/25/16	20,174,741
Lerer Hippeau Select Fund III, LP +, a	12/20/19	3,147,033
Lerer Hippeau VII, LP +, a	12/20/19	1,228,956
Lux Total Opportunities, L.P. +, a, f	05/28/21	—
Lux Ventures VII, L.P. +, a	05/28/21	68,750
Madison Dearborn Capital Partners VIII, L.P. +, a	03/20/20	2,905,192
Nautic Partners IX-A, L.P. +, a	03/12/19	2,341,953
Nautic Partners VII-A, L.P. +, a	06/27/14	2,933,699
New Enterprise Associates 14, L.P. +, a	05/04/12	13,197,695
New Enterprise Associates 17, L.P. +, a	06/06/19	7,735,799
New Mountain Capital V, L.P. +, a	06/29/17	39,694,906
New Mountain Partners VI, L.P. +, a	10/16/20	1,925,368
NexPhase Capital Fund III-A, LP +, a	09/01/16	27,251,354
Oak Hill Capital Partners IV, L.P. +, a	04/28/17	19,018,820
Oak Hill Capital Partners V, L.P. +, a	12/21/18	18,902,353
Pamlico Capital V, L.P. +, a	02/03/20	340,204
PennantPark Credit Opportunities Fund II, L.P. +, a	08/03/12	7,296,134
Silver Lake Partners IV, L.P. +, a	07/30/12	17,803,698
Silver Lake Partners VI, L.P. +, a	06/04/20	1,934,292
Sumeru Equity Partners Fund, L.P. +, a	04/27/15	6,103,549
TA Select Opportunities Fund II-B, L.P. +, a, f	05/27/21	—
TA XIII-B, L.P. +, a	05/02/19	12,907,246
TA XIV-B, L.P. +, a, f	05/27/21	—
TCV X, L.P. +, a	08/31/18	13,536,045
TCV XI (A), L.P. +, a	10/02/20	1,781,831
Thompson Street Capital Partners IV, L.P. +, a	12/10/15	9,881,861
Thompson Street Capital Partners V, L.P. +, a	05/04/18	8,664,856
Thompson Street Capital Partners VI, L.P. +, a, f	06/11/21	—
TPG Partners VII, L.P. +, a	03/01/16	17,834,026
TPG Partners VIII, L.P. +, a	01/31/19	4,267,890
Trident VII, L.P. +, a	09/22/16	32,123,633
Trident VIII, L.P. +, a	04/05/19	13,305,011
Vista Equity Partners Fund VII, L.P. +, a	08/31/18	13,412,036
Vistria Fund II, L.P. +, a	12/19/17	13,440,803
Vistria Fund III, LP +, a	06/19/19	9,333,853
Vistria Fund IV, L.P. +, a, f	03/31/21	—
Warburg Pincus Global Growth, L.P. +, a	11/20/18	7,397,288
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/19/14	21,256,185
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a	07/25/18	6,044,763
Windjammer Senior Equity Fund IV, L.P. +, a	02/06/13	5,961,041
Total North America (8.59%)		755,694,780
Rest of World (0.45%)
Advent Latin American Private Equity Fund VI-H L.P. +, a	10/17/14	8,971,380
Altra Private Equity Fund II, L.P. +, a	12/07/12	1,306,084
Patria - Brazilian Private Equity Fund IV, L.P. +, a	06/30/11	5,452,504

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2021 (Unaudited) (continued)

Private Equity Investments (continued)
Primary Investments *, c (continued) Rest of World (continued)	Acquisition Date	Fair Value
Polish Enterprise Fund VIII, L.P. +, a	09/15/17	$23,768,352
Total Rest of World (0.45%)		39,498,320
Western Europe (3.96%)
Adagia Capital Europe S.L.P. +, a, f	06/01/21	—
Advent International GPE IX-C, L.P. +, a	05/31/19	13,681,224
Advent International GPE VII-B, L.P. +, a	07/01/12	8,429,279
Advent International GPE VIII-C, L.P +, a	03/22/16	17,021,129
Apax X USD L.P. +, a	07/16/19	4,568,592
Astorg Mid-Cap +, a, f	02/22/21	—
Axcel VI K/S +, a	02/21/20	3,758,174
Bain Capital Europe Fund IV, L.P. +, a	09/01/14	7,628,270
BC Partners XI, L.P. +, a	12/18/20	97,498
CapVest Equity Partners III B, L.P. +, a	08/30/13	5,718,106
Capvis Equity V L.P. +, a	01/17/18	15,180,690
Carlyle Europe Partners IV, L.P. +, a	08/27/13	1,511,353
Carlyle Europe Partners V, L.P. +, a	04/23/18	2,942,060
CVC Capital Partners VI (A) L.P. +, a	07/05/13	9,738,200
CVC Capital Partners VIII, L.P. +, a, f	06/19/20	—
DPE Deutschland IV +, a	08/24/20	814,108
EQT IX, L.P. (USD) +, a	05/15/20	7,822,301
EQT Mid-Market (No.1) Feeder L.P. +, a	07/01/16	30,568,861
EQT VI (No.1), L.P. +, a	07/01/11	1,522,088
Gilde Buy-Out Fund VI C.V. +, a	06/28/19	5,222,276
Graphite Capital Partners IX L.P. +, a	04/11/18	3,919,987
Hg Saturn I L.P. +, a	06/28/18	23,922,205
HgCapital 8 L.P. +, a	12/19/16	21,127,604
HgCapital Mercury 2 +, a	02/15/17	20,098,500
Index Ventures Growth III (Jersey) L.P. +, a	03/18/15	49,311,511
KKR European Fund V (EUR) SCSp +, a	11/05/18	20,691,403
Livingbridge 7 LP +, a, f	09/04/20	—
Nordic Capital Evo GP, SCSp +, a, f	06/30/21	—
Nordic Capital IX, L.P. +, a	07/18/17	36,972,491
Nordic Capital X, L.P. +, a	09/30/20	1,746,538
PAI Europe VI-1, L.P. +, a	03/12/15	10,098,173
Permira VII L.P. +, a	06/21/19	12,012,012
Sixth Cinven Fund (No.3) L.P. +, a	05/01/16	9,400,616
The Seventh Cinven Fund, L.P. +, a	04/16/19	3,262,835
Total Western Europe (3.96%)		348,788,084
Total Primary Investments (14.65%)		$1,288,816,209
Total Private Equity Investments (Cost $5,616,946,603)(93.67%)		$8,242,125,615

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2021 (Unaudited) (continued)

Total Investments (Cost $5,761,661,285)(95.86%)	8,434,624,506

Other Assets in Excess of Liabilities (4.14%)	364,556,721

Net Assets (100.00%)	$8,799,181,227

*	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**	The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

***	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $13,176,351 or 0.15% of the Portfolio's net assets.

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of June 30, 2021 was 0.10%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of June 30, 2021 was 0.15%.

^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 6 month LIBOR plus a base rate. The 6 month LIBOR as of June 30, 2021 was 0.16%.

^^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 12 month LIBOR plus a base rate. The 12 month LIBOR as of June 30, 2021 was 0.25%.

#	As of June 30, 2021, 1 month EURIBOR was -0.59%.

##	As of June 30, 2021, 3 month EURIBOR was -0.55%.

###	As of June 30, 2021, 6 month EURIBOR was -0.53%.

+	The fair value of the investment was determined using significant unobservable inputs.

†	As of June 30, 2021, 1 month Bank Bill Swap Rate was 0.01%.

†††	As of June 30, 2021, 6 month Bank Bill Swap Rate was 0.07%.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2021 (Unaudited) (continued)

a	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of June 30, 2021 was $8,242,125,615, or 92.71% of net assets. As of June 30, 2021, the aggregate cost of each investment restricted to resale was $19,263,262, $10,621,500, $102,112, $27,897,888, $30,790,571, $38,102,078, $22,700,000, $2,204,591, $14,353,176, $5,293,576, $1,323,394, $3,600,295, $1,690,902, $5,433,284, $48,899,552, $2,630,127, $16,300,545, $11,478,466, $11,393,287, $10,085, $1,226,349, $11,587,190, $44,578,381, $35,274,427, $150,000, $1, $0, $4,168,272, $17,127,003, $56,634, $114,591,806, $122,578,028, $27,243,271, $3,120,000, $3,602,070, $100,002,943, $6,354,651, $38,570,977, $94,861,790, $56,985,983, $35,134,908, $61,360,835, $87,093, $151,685,530, $250,000, $219,375, $1,111,078, $9,683,863, $252,000, $78,329,340, $2,628,131, $8,804,000, $317,827, $172,633, $37,921,967, $5,000,000, $2,899,729, $473,334, $23,222,892, $15,296,399, $60,063,112, $45,225,381, $37,787,388, $32,126,730, $14,894,073, $7,729,253, $6,996,130, $1,152,500, $52,454,049, $46,779,748, $2,817,098, $28,417,946, $54,969,200, $14,872,000, $90,460,835, $4,632,829, $45,760,200, $28,496,694, $68,399,200, $1,441,200, $6,939,071, $17,510,132, $69,246,328, $6,195,472, $2,518,375, $3,792,769, $264,490, $27,377,030, $89,101,353, $114,301, $83,976,881, $21,901,395, $27,818,080, $14,672,982, $68,887,918, $88,276,348, $866,635, $18,777,316, $1,045,423, $3,833,799, $9,986,562, $92,759,254, $21,615,986, $48,949,162, $17,052,864, $17,052,864, $3,377,868, $18,476,616, $4,520,077, $7,793, $15,021,324, $63,932,257, $1,033,890, $288,509, $40,700,235, $41,607,840, $0, $1,063,586, $5,336,124, $95,906,218, $6,358,397, $24,190,919, $13,722,831, $36,261,531, $2,436,246, $26,015,343, $12,156,155, $1,168,810, $12,231,850, $32,673,281, $34,731,898, $6,872,317, $12,811,375, $8,847,046, $1,273,418, $4,754,376, $1,460,108, $1,872,417, $1,393,000, $17,063,327, $1,414,321, $4,975,000, $6,725,967, $2,549,231, $1,175,570, $1,265,389, $949,217, $994,898, $1,089,649, $68,150,951, $3,113,682, $2,577,132, $1,336,753, $990,611, $3,564,588, $2,196,419, $1,890,584, $979,228, $1,454,023, $1,968,069, $5,780,117, $987,359, $152,904, $247,773, $1,289,755, $1,625,716, $7,172,041, $3,192,760, $1,386,000, $973,430, $1,455,727, $177,464, $1,296,803, $975,472, $468,431, $1,614,485, $1,659,907, $2,849,097, $29,727,561, $1,393,113, $247,504, $1,218,749, $3,283,500, $5,317,354, $2,912,093, $1,975,829, $984,062, $898,166, $1,998,839, $2,090,513, $1,239,648, $28,174,117, $1,199,537, $2,189,000, $903,393, $2,886,068, $992,745, $39,108,746, $3,864,653, $25,089,318, $2,919,154, $965,576, $442,016, $3,922,849, $1,502,306, $1,190,339, $1,936,252, $3,267,487, $990,463, $2,697,685, $1,782,293, $4,255,217, $2,904,050, $995,035, $1,700,000, $4,193,687, $1,361,641, $945,638, $952,832, $989,251, $1,265,438, $992,720, $1,433,563, $1,335,030, $3,137,282, $3,262,412, $4,906,061, $1,386,052, $969,369, $3,465,226, $995,014, $1,492,589, $6,570,291, $437,957, $3,002,189, $1,278,924, $1,240,460, $3,052,394, $338,300, $2,178,480, $1,254,079, $985,592, $5,196,128, $2,762,683, $533,005, $2,369,062, $1,955,000, $2,246,644, $1,289,140, $610,135, $1,465,619, $2,259,722, $1,415,573, $1,188,727, $1,082,485, $1,873,592, $3,676,908, $2,392,234, $1,985,231, $1,664,046, $1,143,321, $1,955,164, $1,700,000, $1,290,406, $1,194,032, $988,136, $391,870, $1,433,215, $995,412, $981,120, $1,140,581, $1,760,373, $14,664,231, $12,557,964, $3,043,088, $1,370,871, $1,894,420, $2,992,681, $0, $1,074,414, $2,704,090, $1,873,579, $1,488,118, $0, $992,717, $486,710, $1,656,168, $978,688, $2,894,936, $981,596, $1,167,382, $1,078,551, $33,275, $3,142,523, $981,225, $26,062,312, $2,897,127, $1,352,416, $2,259,501, $3,403,673, $2,104,786, $1,276,067, $3,880,900, $981,130, $518,006, $2,394,761, $45,324,143, $990,216, $981,687, $818,596, $1,393,155, $979,756, $2,180,653, $3,672,810, $3,584,625, $2,940,242, $613,333, $1,488,750, $1,975,000, $1,287,416, $3,110,505, $7,062,184, $2,932,284, $3,911,181, $21,950,634, $2,295,718, $13,521,483, $1,683,000, $675,452, $1,863,416, $2,216,481, $4,509,245, $2,995,076, $2,743,028, $35,812,433, $2,805,076, $4,393,473, $971,237, $1,677,395, $5,099,008, $1,163,187, $5,182,970, $19,485,767, $27,058,719, $1,120,949, $229,977, $3,426,682, $1,415,161, $1,779,363, $1,956,263, $5,931,239, $1,252,745, $2,143,605, $1,012,493, $1,492,537, $2,793,088, $5,899,576, $1,142,551, $2,985,046, $1,290,266, $2,449,104, $1,503,969, $1,549,258, $2,212,059, $25,934,090, $1,885,941, $1,704,686, $579,174, $2,330,990, $4,622,187, $992,500, $2,767,716, $2,748,439, $1,499,195, $3,834,284, $3,899,382, $5,491,659, $1,739,435, $2,500,000, $10,380, $131,175, $1,423,091, $146,326, $53,395, $533,034, $37,207,990, $0, $14,780,564, $264,543, $1, $32,324,853, $426,155, $46,753, $151,878, $598, $1, $0, $14,562, $9,887,395, $1,684,588, $866,264, $2,767,521, $1,528,921, $11,109,933, $1, $1,158,141, $52,021,407, $1, $55,167,687, $24,847,683, $1, $3,618,515, $1, $1, $9,145,379, $2, $1, $156,137, $31,457,032, $34,034,219, $1, $1, $3,835,387, $5,249,901, $4,380,163, $3, $2,375,633, $1, $701,619, $3,379,832, $2,641,000, $35,899,174, $1,099,657, $1, $1, $1, $8, $413,158, $2,063,381, $71,133, $41,083,664, $36,123,467, $1, $4, $37,099,051, $1, $15,786,265, $4,679,706, $6,053,596, $19,964,332, $1, $1, $16,235, $1, $973,084, $1,082,285, $1,317,399, $803,341, $8,753,275, $1, $22,541,365, $3, $1, $1, $922,532, $1, $2, $182,963, $332,524, $855,591, $6,496,000, $871,836, $107,727, $3,085,893, $3,383,281, $1, $19,357,980, $1, $1, $57,806, $310,333, $134,204, $1, $1, $2, $229, $49,246, $101,953, $390,786, $2,326,146, $699,374, $3,683, $7,755,496, $0, $2,209,172, $5,608,390, $32,720,634, $7,813,628, $6,283,744, $12,380,572, $0, $513,540, $9,761,173, $170,998, $2,504,885, $4,511,180, $12,879,910, $9,959,998, $1,476,011, $1,357,170, $7,172,036, $1,636,907, $1, $7,735,838, $674,857, $219,478, $1,417,651, $12,757,862, $0, $9,280,282, $3,789,369, $29,926,943, $1,676,203, $0, $11,382,330, $7,589,407, $1, $600,000, $10,346,704, $1, $562,031, $9,737,984, $0, $6,588,174, $12,309,717, $1,815,664, $6,968,431, $3,830,862, $11,087,297, $0, $0, $6,359,257, $3,974,519, $0, $0, $17,605,666, $1, $0, $3,825,000, $1,676,409, $293,159, $19,511,217, $0, $11,781,483, $3,150,000, $1,350,000, $0, $68,750, $2,233,346, $1,904,095, $1, $147,044, $4,793,596, $17,603,812, $2,080,343, $15,690,328, $6,143,915, $19,427,458, $357,369, $1,584,858, $3,011,464, $1,528,949, $12,371, $0, $8,925,000, $0, $7,049,539, $1,876,846, $2,174,984, $7,404,600, $0, $6,860,948, $2,306,328, $21,447,784, $12,002,088, $12,574,393, $4,068,877, $8,753,274, $0, $6,697,500, $1,994,955, $5,399,266, $2,284,549, $5,201,153, $2,637,866, $4,601,029, $28,072,575, $0, $7,707,150, $1, $6,085,088, $3,014,001, $0, $3,987,769, $3,449,466, $1, $1, $15,064,755, $724,559, $3,047,278, $3,502,517, $0, $827,144, $6,553,296, $17,556,354, $1, $6,040,522, $4,137,076, $12,896,557, $11,841,637, $10,095,896, $1, $18,475,433, $0, $0, $20,475,354, $1,266,566, $3,425,050, $10,903,451, $4,752,911 and $3,191,536, respectively, totaling $5,616,946,603.

b	Represents an affiliated issuer.

c	Investment does not issue shares.

d	Non-income producing.

e	Security or a portion thereof is unsettled at June 30, 2021.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2021 (Unaudited) (continued)

f	Investment has been committed to but has not been funded by the Fund.

Legend:

£	- British Pound

€	- Euro

BBSY	- Bank Bill Swap Rate

E	- EURIBOR

L	- LIBOR

PIK	- Payment-in-kind

A summary of outstanding financial instruments at June 30, 2021 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
July 28, 2021	Bank of America	$84,199,499	€69,000,000	$81,849,634	$2,349,865
July 28, 2021	Bank of America	$70,285,142	€58,000,000	68,801,141	1,484,001
July 28, 2021	Barclays	$70,283,571	€58,000,000	68,801,142	1,482,429
July 28, 2021	Barclays	$69,064,916	€57,000,000	67,614,915	1,450,001
August 25, 2021	Barclays	$72,725,351	€59,800,000	70,979,435	1,745,916
August 25, 2021	Barclays	$71,752,437	€59,000,000	70,029,877	1,722,560
August 25, 2021	Barclays	$71,752,437	€59,000,000	70,029,877	1,722,560
September 29, 2021	Barclays	$93,214,095	€78,000,000	92,642,099	571,996
September 29, 2021	Barclays	$93,209,415	€78,000,000	92,642,099	567,316
September 29, 2021	Barclays	$93,207,161	€78,000,000	92,642,099	565,062
September 29, 2021	Barclays	$93,203,261	€78,000,000	92,642,099	561,162
September 29, 2021	Barclays	$90,224,954	€75,500,000	89,672,801	552,153
September 29, 2021	Bank of America	$87,990,184	£63,300,000	87,458,934	531,250
September 29, 2021	Bank of America	$87,989,551	£63,300,000	87,458,934	530,617
September 29, 2021	Bank of America	$87,989,551	£63,300,000	87,458,934	530,617
September 29, 2021	Bank of America	$87,697,655	£63,100,000	87,182,603	515,052
					$16,882,557

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the year ended March 31, 2021.

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

Partners Group (USA) Inc. (the "Adviser") estimates the fair value of the Fund's Private Equity Investments in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and the Fund's valuation procedures (the "Valuation Procedures"), which have been approved by the Board of Managers of the Fund (the "Board"). As authorized by the Valuation Procedures, the Adviser values the Fund's Private Equity Investments in consultation with its affiliates. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund's Private Equity Investments are valued.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services that are employed by the Fund.

The Adviser and certain of its affiliates act as investment advisers to clients other than the Fund. However, the valuation attributed to a Private Equity Investment held by the Fund and the valuation attributable to the same Private Equity Investment held by another client or by one of its affiliates or by a client of one of its affiliates might differ as a result of differences in accounting, regulatory and other factors applicable to the Fund and to such other client or affiliate.

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-level hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

•	Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such date, the mean between the closing bid and ask prices on such date. The Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position in an investment and a sale could reasonably impact the quoted price.

•	Level 2 – Pricing inputs are observable inputs other than quoted prices in active markets (i.e., not Level 1 inputs). Fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

•	Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various factors and performance measurements. These factors and measurements include the timing of the transaction; the market in which the investment operates; comparable market transactions; operational performance and projections of the investments; various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period or a forward period; brokers quotes; and discounted cash flow analysis.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund's investments classified in the fair value hierarchy as of June 30, 2021:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$179,322,540	$—	$—	$179,322,540
Asset-Backed Securities	—	—	13,176,351	13,176,351
Direct Investments:
Direct Equity	54,950,019	445,413,812	4,590,752,080	5,091,115,911
Direct Debt	—	—	949,581,631	949,581,631
Total Direct Investments	$54,950,019	$445,413,812	$5,540,333,711	$6,040,697,542
Secondary Investments	—	—	912,611,864	912,611,864
Primary Investments	—	—	1,288,816,209	1,288,816,209
Total Investments	$234,272,559	$445,413,812	$7,754,938,135	$8,434,624,506
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts	$16,882,557	$—	$—	$16,882,557
Total Assets	$16,882,557	$—	$—	$16,882,557
Total Investments Net of Foreign Currency Exchange Contracts	$251,155,116	$445,413,812	$7,754,938,135	$8,451,507,063

The following is a reconciliation of the amount of the account balances on April 1, 2021 and June 30, 2021 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2021	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Amortization of Discount/ (Premium)	Net Transfers In or Out of Level 3	Balance as of June 30, 2021
Asset-Backed Securities	$6,931,675	$-	$222,054	$6,022,546	$-	$76	$-	$13,176,351
Direct Investments: Direct Equity Investments	$3,924,823,290	$68,679,259	$283,674,862	$466,896,379	$(119,360,754)	$-	$(33,960,956)	$4,590,752,080
Direct Debt Investments	925,071,641	(4,462,666)	11,075,980	121,910,780	(104,552,984)	538,880	-	949,581,631
Total Direct Investments*	$4,849,894,931	$64,216,593	$294,750,842	$588,807,159	$(223,913,738)	$538,880	$(33,960,956)	$5,540,333,711
Secondary Investments*	641,384,492	25,427	68,478,561	225,626,455	(22,903,071)	-	-	912,611,864
Primary Investments*	1,123,708,740	426,514	119,879,053	103,622,542	(58,820,640)	-	-	1,288,816,209
Total	$6,621,919,838	$64,668,534	$483,330,510	$924,078,702	$(305,637,449)	$538,956	$(33,960,956)	$7,754,938,135

*	For the purposes of the tables above: (i) “Direct Investments” are private investments directly in the equity or debt of selected operating companies, often together with the management of the investee operating company; (ii) “Primary Investments” are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment; and “Secondary Investments” are single or portfolios of assets acquired on the secondary market. However, “Secondary Investments” are generally understood to mean Private Equity Fund Investments acquired in the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

Changes in inputs or methodologies used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the three months ended June 30, 2021, transfers out of Level 3 were due to increased price transparency.

The amount of the net change in unrealized appreciation (depreciation) for the three months ended June 30, 2021 relating to investments in Level 3 assets still held at June 30, 2021 is $533,082,341.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of June 30, 2021:

Type of Security	Fair Value at June 30, 2021 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Asset-Backed Securities	$13,176	Reported fair value	Reported fair value	n/a
Direct Investments:
Direct Equity	$545,608	Exit price	Recent transaction price	n/a
	3,467,500	Market comparable companies	Enterprise value to EBITDA multiple	4.20x – 23.20x (14.43x)
	68,574	Discounted cash flow	Discount factor	8.00% – 11.40% (9.87%)
	443,687	Recent financing/transaction	Recent transaction price	n/a
	6,960	Reported fair value	Reported fair value	n/a
	6,586	Replacement cost	Recent transaction price	n/a
	54,116	Market comparable companies	Enterprise value to sales multiple	2.90x – 2.90x (2.90x)
Direct Debt	$591,831	Broker quotes	Indicative quotes for an inactive market	n/a
	349,739	Discounted cash flow	Discount factor	2.56% – 14.12% (8.96%)
	6,931	Market comparable companies	Enterprise value to EBITDA multiple	9.45x – 20.36x (20.17x)
	440	Market comparable companies	Enterprise value to sales multiple	2.35x – 2.35x (2.35x)
	2,876	Recent financing/transaction	Recent transaction price	n/a
Primary and Secondary Investments	$2,158,176	Adjusted reported net asset value	Reported net asset value	n/a
	43,253	Adjusted reported net asset value	Fair value adjustments	n/a

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued using an unobservable input are directly affected by a change in that input. For Level 3 Direct Debt Investments, the Fund estimates fair value through the use of earnings and multiples analysis or a discounted cash flows analysis that considers the credit risk and interest rate risk of the particular investment. For Direct Investments, significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. The potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are risks inherent in forward foreign exchange contracts.

During the three months ended June 30, 2021, the Fund entered into 31 long/short forward foreign currency exchange contracts. The Fund had $(345,590) in net realized losses and $(3,482,665) change in net unrealized appreciation (depreciation) on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at June 30, 2021 are representative of contract amounts during the period.

Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” with the Fund if the Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following portfolio companies as of June 30, 2021:

	Shares/ Principal as of June 30, 2021	Fair Value as of March 31, 2021	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of June 30, 2021	Affiliated Income/ accretion of discount
Non-Controlled Affiliates
AAVAS Financiers Limited	4,932,728	$147,751,158	$-	$-	$-	$10,321,773	$158,072,931	$-
Astorg Co-Invest SGG, FCPI(3)	-	72,814,487	-	-	-	555,711	73,370,198	-
Camelia Investment 1 Limited	6,768,704,353	196,294,018	-	-	-	(1,078,303)	195,215,715	-
CBI Parent, L.P.	1,145,918	114,591,806	-	-	-	-	114,591,806	-
Confluent Health, LLC	27,260	46,256,540	-	-	-	6,011,500	52,268,040	-
ECP Parent, LLC	100,000,000	115,508,099	-	-	-	13,342,793	128,850,892	-
EnfraGen, LLC	37,786	52,909,891	-	-	-	2,076,893	54,986,784	-
EQT Jaguar Co-Investment SCSp(3)	-	91,540,074	-	-	-	4,246,388	95,786,462	-
GlobalLogic Worldwide Holdings, Inc.	701,927	387,876,810	-	-	-	10,868,170	398,744,980	-
Huntress Co-Investment L.P.(3)	-	41,835,243	-	-	-	3,839,204	45,674,447	-
Idera Parent, L.P.(3)	-	151,685,530	-	-	-	31,609,444	183,294,974	-
Luxembourg Investment Company 285 S.à r.l.(4)	14,865,773	66,217,773	-	-	-	9,017,106	75,234,879	-

Luxembourg Investment Company 293 S.à r.l.	9,789,622	37,576,907	-	-	-	773,225	38,350,132	-
Luxembourg Investment Company 314 S.à r.l.(4)	192,000	1	-	-	-	-	1	-
Luxembourg Investment Company 430 S.à r.l.	51,949,104	-	78,953,581	-	-	(1,964,347)	76,989,234	-
May Co-Investment S.C.A.	1,059,375	43,564,146	-	-	-	4,407,904	47,972,050	-
MHS Acquisition Holdings, LLC	34,242	698,103	-	-	-	46,195	744,298	-
MHS Blocker Purchaser L.P.(3)	-	53,976,725	-	-	-	3,571,870	57,548,595	-
Murra Warra Asset Hold Trust	13,186,543	24,490,555	-	-	-	(311,529)	24,179,026	-
Murra Warra Project Hold Trust	429,366	6,122,638	-	-	-	(77,881)	6,044,757	-
Murra Warra II Asset Hold Trust	5,402,025	1,838,690	3,570,292	(5,512)	186	(135,148)	5,268,508	-
Murra Warra II Project Hold Trust	10	459,673	892,573	(1,378)	47	(33,788)	1,317,127	-
OHCP IV SF COI, L.P.(3)	-	32,399,058	44,069	-	-	4,889,459	37,332,586	-
Onecall Holdings, L.P.(3)	-	156,945,548	-	(18,589,738)	-	(1,129,679)	137,226,131	10,368,379
Partners Terra Pte. Ltd.	1,683,000	-	1,690,902	-	-	(38,049)	1,652,853	-
PG BRPC Investment, LLC	32,079	52,196,395	-	-	-	14,554,886	66,751,281	-
PG Esmeralda Pte. Ltd.	5,922,280	54,332,836	-	-	-	(216,523)	54,116,313	-
PG Delta Holdco, LLC	14,065	-	4,468,222	-	-	10,425,851	14,894,073	-
PG Lion Management Warehouse S.C.S(3)(4)	-	1,743,439	-	-	-	270,253	2,013,692	-
PG TLP S.à r.l.	6,377,426	-	101,242,342	-	-	(938,558)	100,303,784	-
Polyusus Lux XVI S.a.r.l.	289,102,341	21,245,826	-	-	-	273,159	21,518,985	-
Quadriga Capital IV Investment Holding II L.P.(3)	-	59,215,601	-	(62,216,486)	45,796,673	(42,795,788)	-	-
Root JVCo S.à r.l.	8,700,760	65,859,253	-	-	-	15,825,124	81,684,377	-
Safe Fleet Holdings LLC(5)	2,890,500	2,859,481	345	(7,500)	13	36,136	2,888,475	42,864
SnackTime PG Holdings, Inc.	12	86,744,446	-	-	-	9,601,761	96,346,207	-
Specialty Pharma Holdings LP(3)	-	-	90,460,835	-	-	-	90,460,835	-
Surfaces SLP (SCSp)(3)	-	40,540,675	-	-	-	2,610,015	43,150,690	-
WHCG Purchaser, LP(3)	-	-	68,399,200	-	-	-	68,399,200	-
Total Non-Controlled Affiliates		$2,228,091,425	$349,722,361	$(80,820,614)	$45,796,919	$110,455,227	$2,653,245,318	$10,411,243

(1)	Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.
(2)	Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.
(3)	Investment does not issue shares.
(4)	Luxembourg Investment Company 285 S.à.r.l, Luxembourg Investment Company 314 S.à.r.l and PG Lion Management Warehouse S.C.S. are related to the same investment.
(5)	This investment is associated with OHCP IV SF COI, L.P.

COVID-19

Since the beginning of 2020, global financial markets have monitored and reacted to the impact and spread of COVID-19 (coronavirus) and the multidimensional response its spread has elicited, including efforts to contain its spread that have impacted and will continue to impact the global economy and the operations, financial condition, liquidity and cash flows of the Fund and its underlying portfolio companies and industries for an indefinite period of time. To the extent that the pandemic has affected the portfolio companies’ estimated performance and valuation multiples to date, these effects are reflected in this filing. The ongoing effects of the pandemic on the accounting and business performance of the portfolio companies and the industries, countries or market sectors in which they operate continue to develop, and the duration and full impact of the pandemic remain unknown. Some of these companies and industries may be harmed financially from the pandemic, while others may benefit financially.

Management is monitoring developments relating to coronavirus and is coordinating its operational response based on existing business continuity plans and on guidance from global health organizations, relevant governments, and general pandemic response best practices. These and other factors will be updated from time to time in periodic filings with the SEC.